                               AIM BALANCED FUND



[AIM LOGO APPEARS HERE]        SEMIANNUAL REPORT                   JUNE 30, 1998

                  ---------------------------------------------

                                AIM BALANCED FUND

                              For shareholders who

                            seek a high total return

                                 consistent with

                             preservation of capital

                                 by investing in

                  a broadly diversified portfolio consisting of

                                stocks and bonds.

                  ---------------------------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Balanced Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class C shares have been offered for less than one year (since 8/4/97), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded primarily industrial stocks.
o Lipper Analytical Services, Inc. is an independent mutual fund performance monitor.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

      MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
            AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter


                   Dear Fellow Shareholder:

                   When we last reported to you, for the fiscal year ended
   [PHOTO OF       December 31, 1997, equity markets worldwide were still shaken
  Charles T.       by the financial crisis in Asia. By June 30, 1998, the end of
    Bauer,         this six-month reporting period, most markets had recovered
 Chairman of       nicely, with domestic equities producing generous returns and
 the Board of      European markets outpacing the U.S. Only Asian markets
   THE FUND        remained in the doldrums. High-quality bonds have turned in a
 APPEARS HERE]     solid performance with generous real returns.
                       Good economic news has been arriving almost daily.
                   Inflation and joblessness in the U.S. have been at their lowest levels in decades, consumer confidence at its highest.
                   The economic fundamentals in the U.S. appear sound, and we at AIM remain cautiously optimistic that the current economic expansion may continue for the foreseeable future although market valuations are high compared to historical standards.
                       By the close of this reporting period, markets had become less ebullient. Equities had declined slightly from the heights reached earlier in the period. Many participants in the U.S. equity markets voiced concern about prices that continued rising despite slowing earnings growth, especially for larger companies. The performance of European markets had exceeded everyone's expectations. Asia's economic woes, especially the continuing recession in Japan, which markets had shrugged off for a while, seemed more troublesome as the reporting period closed.
    In the face of such uncertainty, the best course for investors is to remain realistic. We are now in the fourth year of unprecedented market advances. Even accounting for the steep drop in equities in early August, after the close of this reporting period, equities still have the potential to produce returns above 30% again for the full year. We have never experienced this before, and it may have fostered unrealistic expectations among investors, who would do well to remember that the long-term average return for equities is closer to 10% per year.
    A well-diversified portfolio is still one of the most effective tools for coping with market shifts because different asset classes and different national markets tend to move independently of one another. Your financial consultant remains your best source of information about how to allocate your investments based on your goals and situation. AIM Further Diversifies Its Offerings Shortly before the close of the reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds(R).
    This transaction gives you, our shareholders, access to a greater variety of investment choices. A complete list of the funds now included in The AIM Family of Funds(R) appears on the back cover of this report. We encourage you to discuss with your financial consultant how these funds may fit into your portfolio.
     The transaction also helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue enlarging both the scope of our fund offerings and our menu of services for our shareholders. AIM continuously reviews its products and services with a view to enhancing our ability to help shareholders meet their investment goals. Your Fund Managers Comment On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds(R). Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                     -------------------------------------

                          A well-diversified portfolio

                            is still one of the most

                         effective tools for coping with

                              market shifts because

                           different asset classes and

                         different national markets tend

                              to move independently

                                 of one another.

                     -------------------------------------

ANOTHER SOLID PERFORMANCE FROM AIM
BALANCED FUND

A roundtable discussion with the Fund management team for AIM Balanced Fund for the six months ended June 30, 1998.
--------------------------------------------------------------------------------

Q.  HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED JUNE 30?

A. The Fund maintained consistently competitive performance. Total return, including quarterly income distributions, was 8.84% for Class A shares, 8.45% for Class B shares, and 8.44% for Class C shares.
        The Fund's long-term consistency has earned it high rankings compared to its peers, as shown in the table below.
        Assets under management continued

================================================================================
LIPPER RANKINGS
--------------------------------------------------------------------------------
As of 6/30/98

CLASS A SHARES
                      FUNDS IN
            AIM FUND  BALANCED
   PERIOD     RANK    CATEGORY  TOP %

 10  Years      2        51     4%
  5  Years      7       131     6%
  3  Years      5       256     2%
  1  Year      58       373    16%

CLASS B SHARES (Inception 10/18/93)

  3  Year      13       256     6%
  1  Years     84       373    23%

Fund percentage rankings are vs. all balanced mutual funds tracked by Lipper, excluding sales charges and including fees and expenses. Class C shares commenced sales on August 4, 1997.
================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
As of 6/30/98, Including Maximum Applicable Sales Charge

CLASS A SHARES

 1 Year                     15.90%
 5 Years                    15.88
10 Years                    14.49

CLASS B SHARES

1 Year                     15.80%
Inception (10/18/93)       14.69

CLASS C SHARES

Inception (8/4/97)         12.51%*

*Total return provided is cumulative total return that has not been annualized.
================================================================================

    to grow during the reporting period, from $1.2 billion to $1.8 billion.

Q.  WHAT EXPLAINS THE CONSISTENCY OF THE FUND'S PERFORMANCE?

A. We stick to our strategy, keeping the mix of holdings to roughly 60% equities/40% fixed-income securities. As we have explained in previous reports, over time this 60/40 split tends to produce the optimum risk/return tradeoff for investors. In the extended bull market of the 1990s, it could be tempting to put more assets into the stock market--especially the blue chips that have risen dramatically the past few years--but we are committed to managing the Fund according to the strategy we have articulated.
        We also broadly diversify our equity and fixed-income holdings, making no big bets on one or a few holdings. As of June 30, for example, our largest equity holding represented just 0.57% of net assets, and the portfolio held 310 equity securities.

Q.  WERE MARKETS BULLISH DURING THIS REPORTING PERIOD?

A. Though there were some uncertain moments, on balance it was a good period for investors. Early in the reporting period, market participants were pessimistic about the worldwide impact of Asia's currency and market crises. This dampened stock performance and increased volatility. The widely followed Dow Jones Industrial Average dropped 222 points (2.8%) on
    January 9.
        But as the new year unfolded, the markets shrugged off these difficulties for a while, and the Dow proceeded to new highs.
        Toward the end of the period, a more cautious climate prevailed as it became obvious that economies in Asia were not going to recover quickly and that the slowdown in Japan, that region's major economy, could be prolonged. Markets worldwide became more volatile and uncertain.

Q.  HOW DID THESE SENTIMENT SHIFTS AFFECT THE FUND?

A. Though markets broadened somewhat when concern about the so-called "Asian flu" first declined, overall for the six months covered by this report, markets continued to favor well-known, widely traded stocks--a phenomenon known as "flight to quality." Performance of some of the smaller stocks in the portfolio lagged, but we are confident in the growth potential and the valuations of the smaller stocks the Fund owns.
        A flight to quality also is good for the Fund's fixed-income securities. A significant portion of these are U.S. Treasury and agency securities, traditional havens of stability when markets are uncertain. As investors flocked into high-quality bonds, pushing their prices higher, yields on long-term U.S. Treasuries fell to historic lows.

Q.  HOW DID YOU MANAGE THE FIXED-INCOME PORTION OF THE PORTFOLIO?

A. We want the fixed-income side to provide relative stability and a steady income stream, and it has consistently done that. As of June 30, the average quality rating of the Fund's fixed-income holdings was "A." We keep to an intermediate maturity structure--a duration range of five to seven and one-half years. That means our fixed-income holdings don't swing too widely in value as the market moves up and down. And as on the equity side, we broadly diversify our holdings, making no big bets: there were

    176 fixed-income securities in the portfolio at the close of the reporting period.

Q.  WERE THERE ANY MAJOR CHANGES IN YOUR EQUITY HOLDINGS?

A. A newcomer to our top 10 industry list is the long-distance telecommunications industry, including a holding new during the reporting period, WorldCom, Inc. In an industry undergoing a wave of mergers and acquisitions, WorldCom is involved in one of the largest on the table, its proposed acquisition of MCI Communications, Inc.
        Technical changes and the growth of new services, especially wireless services, characterize the entire communications sector. We added small positions in three cellular/wireless service providers during the reporting period.


PORTFOLIO COMPOSITION

As of 6/30/98, based on total net assets

===================================================================================================
TOP TEN EQUITY HOLDINGS                                     TOP TEN FIXED-INCOME HOLDINGS
---------------------------------------------------------------------------------------------------
 1. Qwest Communications International Inc.    0.57%        1. U.S. Treasury Securities      7.24%
 2. Sunrise Assisted Living, Inc.              0.49         2. U.S. Government Agency        1.63
 3. WinStar Communications, Inc.               0.48         3. Enron Corp.                   0.50
 4. Warner-Lambert Co.                         0.48         4. Time Warner, Inc.             0.49
 5. SLM Holding Corp.                          0.42         5. SBC Communications, Inc.      0.46
 6. Ethan Allen Interiors, Inc.                0.41         6. US Bancorp                    0.46
 7. WorldCom, Inc.                             0.41         7. Tosco Corp.                   0.44
 8. Dell Computer Corp.                        0.41         8. Candescent Technology Corp.   0.44
 9. Outdoor Systems, Inc.                      0.40         9. Mercantile Bancorp Inc.       0.44
10. Washington Mutual, Inc.                    0.39        10. Florida Windstorm-MBIA        0.43


         Other
         2.79%
                                                                           -----------------------
         Convertible                                                       NUMBER OF HOLDINGS: 486
         Bonds                                                             -----------------------
         3.74%

         Convertible
         Preferred Stocks
         5.34%

         Government
         Bonds & Notes
         8.87%

         Corporate
         Bonds & Notes
         28.76%

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
===================================================================================================

        Since our last report, we have significantly reduced our energy-sector holdings, especially in oil and gas exploration and production. The price of crude oil has fallen about 30 percent in the past year, pressured by a combination of economic slowdown in Asia and a glut of crude on world markets.

Q.  WHAT ASPECTS OF THE PORTFOLIO REMAINED THE SAME?

A. At approximately 25% of net assets, financial companies again represented the largest sector weighting in the portfolio.
        With financial markets buoyant, interest rates stable, and the trend toward globalization and consolidation unabated, financial stocks have been performing very well, often at reasonable valuations.
        Emblematic of that theme is the announced merger of insurance giant Travelers Group, Inc. and money-center bank Citicorp--two stocks in the Fund's portfolio. This largest proposed corporate merger to date aims to meld two financial-services leaders that reported solid earnings for the first quarter of 1998. A major impetus behind this and other mergers of financial companies is the effort to expand the client base with a variety of products and to cut costs simultaneously.

Q.  WHAT IS YOUR MARKET OUTLOOK?

A. Domestically, inflation seems likely to remain contained as global competition and lower energy costs offset the inflationary potential of tight labor markets. The Federal Reserve Board has left rates unchanged for more than a year, and the flat yield curve, in which yields on 30-year Treasuries are only slightly higher than yields on much shorter-term issues, means investors do not anticipate a surge in inflation. This is an excellent environment for fixed-income securities.
        In equities, earnings growth has slowed, but earnings disappointments have tended to be company specific and not widespread. The worst storm clouds looming at the end of the reporting period were in Asia, especially the seemingly intractable economic slump in Japan. Concern was increasing about the contraction of Asian economies becoming a significant drag on economic activity worldwide. Markets lost much of their upward momentum late in the reporting period.

Q.  AND WHAT DO YOU FORESEE FOR THE FUND?

A. We intend to stick to our knitting: the 60/40 split between equities and fixed-income securities. As usual, the emphasis on the equity side will be on growth, and on the fixed-income side, it will be on steady income with lower volatility. We also will continue to take advantage of our ability to move about among the market capitalization sectors as corporate earnings and stock valuations warrant.

For Consideration

AIM PREPARES FOR THE YEAR 2000

THE YEAR 2000. THE WORDS STIR THE IMAGINATION, MAKING US WONDER WHAT THE NEXT MILLENNIUM WILL BRING. BUT THE WORDS ARE ALSO STARTING TO MAKE SOME PEOPLE WORRY, SINCE THERE'S BEEN SO MUCH TALK LATELY ABOUT A COMPUTER GLITCH CALLED "THE YEAR 2000 PROBLEM." BECAUSE THIS IS A PROBLEM THAT COULD AFFECT MOST AMERICAN INDUSTRIES, INCLUDING THE MUTUAL FUND INDUSTRY, WE WANT TO BRING YOU THIS UPDATE TO LET YOU KNOW HOW AIM IS GETTING READY.

THE YEAR 2000 PROBLEM
It has to do with the way that computers understand dates. Most computers were programmed to recognize only the last two digits of a four-digit date ("98" for 1998). When the year 2000 hits, the computer will read "00"-- but it may interpret that as the year 1900. So, if the computer makes a calculation involving a date of January 1, 2000, or later, it could be processed incorrectly. Date-sensitive calculations are found in all kinds of places-- from elevators to air traffic control systems-- but they are especially prevalent in the financial services industry.

AIM'S YEAR 2000 COMPLIANCE
AIM's technology team has been addressing Year 2000 issues for some time now. Our internal team, together with an independent technology consultant, are implementing a comprehensive Year 2000 Compliance Project for AIM Management Group Inc. and its subsidiaries.
    So far, we've inventoried all software applications that we rely on, and we've identified the applications that might need adjustments to function properly when the Year 2000 arrives. We are now in the final phase of the project, making corrections and testing applications that need adjustment. We plan to complete this phase during the fourth quarter of 1998.

AN INDUSTRY-WIDE TEST
In the spring of 1999, AIM will be participating in industry-wide testing that will simulate the arrival of the Year 2000. this will allow mutual fund companies, banks, exchanges, and other players in the financial community to test various kinds of transactions and to determine if any further adjustments need to be made before the end of the year.
    We believe our plans are quite comprehensive, and we're committed to monitoring all software applications through the critical period, extending as far as needed into the 21st century.

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
DOMESTIC BONDS & NOTES-25.73%

AIRLINES-1.57%

Airplanes Pass Through Trust,
  Sub. Bonds, 10.875%, 03/15/19    $   500,000   $      551,565
---------------------------------------------------------------
America West Airlines, Inc., Pass
  Through Ctfs., 6.86%, 07/02/04     5,989,758        5,957,832
---------------------------------------------------------------
American Airlines, Equipment
  Trust, 9.90%, 01/15/11             2,955,000        3,796,170
---------------------------------------------------------------
Delta Air Lines, Inc., Deb.,
  9.00%, 05/15/16                    5,000,000        6,133,000
---------------------------------------------------------------
  Medium Term Notes, 8.52%,
    01/30/04                         2,000,000        2,190,500
---------------------------------------------------------------
Northwest Airlines Corp., Pass
  Through Ctfs., 7.248%, 07/02/14    4,958,039        5,007,619
---------------------------------------------------------------
United Air Lines, Inc., Pass
  Through Ctfs., 9.56%, 10/19/18     3,750,000        4,740,338
---------------------------------------------------------------
                                                     28,377,024
---------------------------------------------------------------

AUTOMOBILES-0.30%

General Motors Corp., Deb.,
  8.80%, 03/01/21                      400,000          503,008
---------------------------------------------------------------
Rocs Series CHR-1998-I,
  Collateral Trust, 6.50%,
  08/01/18(a)
  (Acquired 05/19/98; Cost
    $4,949,750)                      5,000,000        4,970,350
---------------------------------------------------------------
                                                      5,473,358
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.04%

Wachovia Corp., Sub. Notes,
  6.375%, 02/01/09                     800,000          807,240
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.14%

Bankers Trust New York Corp.,
  Gtd. Notes, 7.875%, 02/25/27       3,000,000        3,166,530
---------------------------------------------------------------
  Sub. Notes, 7.50%, 11/15/15        3,000,000        3,229,770
---------------------------------------------------------------
Chase Manhattan Corp., Unsec.
  Sub. Notes, 6.375%, 04/01/08       4,400,000        4,418,172
---------------------------------------------------------------
Commercial Credit Co., Notes,
  6.625%, 06/01/15                   2,000,000        2,049,040
---------------------------------------------------------------
Deutsche Bank Financial, Gtd.
  Unsec. Sub. Deb., 6.70%,
  12/13/06                           3,500,000        3,587,430
---------------------------------------------------------------
First Union Bancorp, Sub. Deb.,
  7.50%, 04/15/35                    3,000,000        3,473,250
---------------------------------------------------------------
First Union Corp., Sub. Notes,
  6.375%, 01/15/09                     800,000          802,864
---------------------------------------------------------------
                                                     20,727,056
---------------------------------------------------------------

BANKS (REGIONAL)-2.05%

HSBC Americas Inc., Sub. Notes,
  7.00%, 11/01/06                    5,000,000        5,183,250
---------------------------------------------------------------
Marshall & Ilsley -- Series D,
  Medium Term Notes, 6.43%,
  10/15/02                           4,000,000        4,077,080
---------------------------------------------------------------
Mercantile Bancorp Inc.,
  Sub. Notes, 6.375%, 01/15/04         700,000          706,034
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
BANKS (REGIONAL)--(CONTINUED)

  Unsec. Sub. Notes, 7.30%,
    06/15/07                       $ 7,500,000   $    7,983,450
---------------------------------------------------------------
Signet Banking Corp., Sub. Notes,
  7.80%, 09/15/06                    5,000,000        5,516,450
---------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Deb.,
  7.375%, 07/15/15                   5,000,000        5,454,950
---------------------------------------------------------------
US Bancorp, Sub. Deb., 7.50%,
  06/01/26                           7,500,000        8,392,800
---------------------------------------------------------------
                                                     37,314,014
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.20%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 8.35%,
  06/20/20(b)                       15,000,000        3,636,450
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.59%

Comcast Cable Communications,
  Notes, 8.50%, 05/01/27             3,400,000        4,127,736
---------------------------------------------------------------
CSC Holdings, Inc., Sr. Notes,
  7.875%, 12/15/07                   4,200,000        4,452,000
---------------------------------------------------------------
TCI Communications Inc., Sr.
  Notes, 8.00%, 08/01/05             2,000,000        2,189,740
---------------------------------------------------------------
                                                     10,769,476
---------------------------------------------------------------

CHEMICALS-0.60%

Solutia Inc., Bonds, 6.72%,
  10/15/37                           4,150,000        4,239,100
---------------------------------------------------------------
Union Carbide Corp., Deb., 6.79%,
  06/01/25                           6,500,000        6,666,400
---------------------------------------------------------------
                                                     10,905,500
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.28%

Millennium America Inc., Co.
  Guaranty Notes, 7.00%, 11/15/06    5,000,000        5,061,600
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.22%

Comverse Technology Inc., Conv.
  Sub. Notes, 4.50%, 07/01/05(a)
  (Acquired 06/25/98; Cost
    $4,000,000)                      4,000,000        4,075,000
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.44%

Candescent Technology Corp.,
  Conv. Sr. Sub. Deb., 7.00%,
  05/01/03(a) (Acquired 04/17/98;
  Cost $8,000,000)                   8,000,000        8,000,000
---------------------------------------------------------------

CONSUMER FINANCE-0.94%

Bell Atlantic Financial Services,
  Conv. Bonds, 5.75%, 04/01/03(a)
  (Acquired 02/12/98; Cost
    $1,700,000)                      1,700,000        1,741,446
---------------------------------------------------------------
Commercial Credit Co., Putable
  Notes, 7.875%, 02/01/25            4,000,000        4,786,920
---------------------------------------------------------------
Countrywide Funding Corp., Sub.
  Notes, 8.25%, 07/15/02               500,000          535,425
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit,
  Notes, 6.125%, 01/09/06          $ 1,500,000   $    1,494,105
---------------------------------------------------------------
  Notes, 6.75%, 08/15/08               800,000          828,536
---------------------------------------------------------------
GMAC, Notes, 9.00%, 10/15/02         4,175,000        4,632,497
---------------------------------------------------------------
Household Finance Corp., Notes,
  7.125%, 09/01/05                   3,000,000        3,129,270
---------------------------------------------------------------
                                                     17,148,199
---------------------------------------------------------------

ELECTRIC COMPANIES-2.71%

Arizona Public Service Co.,
  Notes, 6.25%, 01/15/05             5,000,000        4,971,600
---------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 7.375%, 11/15/00            3,500,000        3,538,885
---------------------------------------------------------------
Commonwealth Edison Co., First
  Mortgage Notes, 7.50%, 07/01/13    5,300,000        5,843,250
---------------------------------------------------------------
El Paso Electric Co.,
  Series D Sec. First Mortgage
    Bonds, 8.90%, 02/01/06           4,750,000        5,357,668
---------------------------------------------------------------
  Series E Sec. First Mortgage
    Bonds, 9.40%, 05/01/11           4,000,000        4,625,080
---------------------------------------------------------------
Niagara Mohawk Power Corp.,
  First Mortgage Notes, 9.25%,
    10/01/01                         3,630,000        3,933,976
---------------------------------------------------------------
  First Mortgage Notes, 6.625%,
    07/01/05                         7,200,000        7,244,064
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.75%,
    10/01/08                         4,300,000        4,434,504
---------------------------------------------------------------
UtiliCorp United, Inc., Sr.
  Notes, 6.70%, 10/15/06             3,000,000        3,074,070
---------------------------------------------------------------
Western Resources Inc., Sr.
  Notes, 7.125%, 08/01/09            6,000,000        6,275,400
---------------------------------------------------------------
                                                     49,298,497
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.06%

Raytheon Co., Deb., 7.20%,
  08/15/27                           1,000,000        1,072,460
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-0.25%

Amkor Technology, Inc., Conv.
  Sub. Notes, 5.75%, 05/01/03        5,000,000        4,642,000
---------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.16%

EMCOR Group, Inc., Unsec. Conv.
  Sub. Notes, 5.75%, 04/01/05        3,000,000        2,865,000
---------------------------------------------------------------

ENTERTAINMENT-0.98%

Time Warner, Inc.,
  Deb., 9.125%, 01/15/13             7,245,000        8,940,040
---------------------------------------------------------------
  Notes, 8.18%, 08/15/07             2,075,000        2,312,068
---------------------------------------------------------------
  Unsec. Deb., 6.85%, 01/15/26       2,500,000        2,548,525
---------------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%,
  06/01/05                           3,750,000        4,004,213
---------------------------------------------------------------
                                                     17,804,846
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.85%

Associates Corp. of North
  America, Series B Sr. Deb.,
  7.95%, 02/15/10                    5,900,000        6,630,243
---------------------------------------------------------------
BellSouth Capital Funding, Deb.,
  6.04%, 11/15/26                    4,000,000        4,125,240
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)

Chrysler Financial Corp., Deb.,
  8.50%, 02/01/18                  $   150,000   $      155,850
---------------------------------------------------------------
Finova Capital Corp., Unsec.
  Notes, 7.40%, 05/06/06             3,750,000        4,013,063
---------------------------------------------------------------
General Electric Capital Corp.,
  Deb., 8.30%, 09/20/09                500,000          588,410
---------------------------------------------------------------
                                                     15,512,806
---------------------------------------------------------------

FOODS-0.65%

ConAgra Inc., Sr. Unsec. Notes,
  7.125%, 10/01/26                   7,000,000        7,479,010
---------------------------------------------------------------
Grand Metro Investment, Gtd.
  Bonds, 7.45%, 04/15/35             4,000,000        4,426,560
---------------------------------------------------------------
                                                     11,905,570
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.28%

Atrix Labs Inc., Conv. Sub.
  Notes, 7.00%, 12/01/04(a)
  (Acquired 11/21/97-03/03/98;
    Cost $3,055,000)                 3,000,000        2,925,000
---------------------------------------------------------------
Nexstar Pharmaceuticals, Conv.
  Sub. Deb., 6.25%, 08/01/04(a)
  (Acquired 07/28/97; Cost
    $2,500,000)                      2,500,000        2,139,675
---------------------------------------------------------------
                                                      5,064,675
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.21%

Tenet Healthcare Corp., Sr.
  Notes, 8.00%, 01/15/05             3,750,000        3,861,638
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.31%

Alternative Living Services,
  Conv. Sub. Deb., 5.25%,
  12/15/02                           5,000,000        5,593,750
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.11%

Boston Scientific, Unsec. Notes,
  6.625%, 03/15/05                   2,000,000        2,025,520
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.39%

Omnicare, Inc., Conv. Sub. Deb.,
  5.00%, 12/01/07(a)
  (Acquired 12/04/97; Cost
    $3,500,000)                      3,500,000        4,090,625
---------------------------------------------------------------
Res-Care Inc., Conv. Sub. Notes,
  6.00%, 12/01/04(a)
  (Acquired 11/18/97; Cost
    $1,500,000)                      1,500,000        1,728,750
---------------------------------------------------------------
Sabratek Corp., Conv. Unsec.
  Notes, 6.00%, 04/15/05(a)
  (Acquired 04/08/98; Cost
    $1,500,000)                      1,500,000        1,295,625
---------------------------------------------------------------
                                                      7,115,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.24%

Torchmark Corp., Notes, 7.875%,
  05/15/23                           4,000,000        4,358,280
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.27%

Travelers Group, Inc., Deb.,
  6.625%, 01/15/28                   5,000,000        5,017,750
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
INSURANCE
  (PROPERTY-CASUALTY)-0.74%

Florida Windstorm, Sr. Notes,
  6.85%, 08/25/07(a)
  (Acquired 09/05/97; Cost
    $7,498,875)                    $ 7,500,000   $    7,827,375
---------------------------------------------------------------
USF&G Corp., Gtd. Bonds, 8.47%,
  01/10/27                           5,000,000        5,728,850
---------------------------------------------------------------
                                                     13,556,225
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.18%

JPM Capital Trust II, Bonds,
  7.95%, 02/01/27                    3,000,000        3,260,340
---------------------------------------------------------------

LODGING-HOTELS-0.31%

Hilton Hotels Corp., Notes,
  7.20%, 12/15/09                    5,000,000        4,870,250
---------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb.,
  7.375%, 11/15/15                     750,000          707,670
---------------------------------------------------------------
                                                      5,577,920
---------------------------------------------------------------

NATURAL GAS-0.65%

Enron Corp.,
  Notes, 6.75%, 08/01/09             8,900,000        9,147,420
---------------------------------------------------------------
  Sr. Sub. Deb., 6.75%, 07/01/05       800,000          814,776
---------------------------------------------------------------
Ferrellgas Partners, Series B Sr.
  Sec. Gtd. Notes, 9.375%,
  06/15/06                           1,000,000        1,035,000
---------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%,
  08/15/04                             750,000          814,605
---------------------------------------------------------------
                                                     11,811,801
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.36%

Pride International, Inc., Unsec.
  Sub. Deb., 6.25%, 02/15/06         2,000,000        2,895,520
---------------------------------------------------------------
R&B Falcon Corp., Sr. Notes,
  7.375%, 04/15/18(a)
  (Acquired 06/04/98; Cost
    $3,544,415)                      3,500,000        3,629,080
---------------------------------------------------------------
                                                      6,524,600
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.66%

Louis Dreyfus National Gas,
  Notes, 6.875%, 12/01/07            5,000,000        5,040,550
---------------------------------------------------------------
Tennessee Gas Pipeline Co.,
  Bonds, 7.00%, 03/15/27             4,000,000        4,270,840
---------------------------------------------------------------
Union Pacific Resources Group
  Inc., Deb., 7.50%, 10/15/26        2,500,000        2,687,375
---------------------------------------------------------------
                                                     11,998,765
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.60%

Quaker State Corp., Notes,
  6.625%, 10/15/05                   2,840,000        2,883,026
---------------------------------------------------------------
Tosco Corp., Deb., 7.80%,
  01/01/27                           7,250,000        8,025,895
---------------------------------------------------------------
                                                     10,908,921
---------------------------------------------------------------

PERSONAL CARE-0.22%

Alberto-Culver Corp., Notes,
  6.375%, 06/15/28                   4,000,000        4,009,080
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
POWER PRODUCERS
  (INDEPENDENT)-0.52%

AES Corp.,
  Sr. Sub. Notes, 10.25%,
    07/15/06                       $ 1,000,000   $    1,090,000
---------------------------------------------------------------
  Sr. Sub. Notes, 8.375%,
    08/15/07                         3,000,000        3,045,000
---------------------------------------------------------------
Indiana Michigan Power, Sec.
  Lease Obligation Bonds, 9.82%,
  12/07/22                           1,357,467        1,791,177
---------------------------------------------------------------
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20(a)
  (Acquired 04/30/98; Cost
    $3,508,645)                      3,500,000        3,554,688
---------------------------------------------------------------
                                                      9,480,865
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.64%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%, 02/01/13     4,900,000        6,009,850
---------------------------------------------------------------
  Sr. Gtd. Putable Bonds, 7.43%,
    10/01/26                         5,450,000        5,728,168
---------------------------------------------------------------
                                                     11,738,018
---------------------------------------------------------------

RAILROADS-0.35%

Norfolk Southern Corp., Putable
  Bonds, 7.05%, 05/01/37             3,000,000        3,234,210
---------------------------------------------------------------
Union Pacific Corp., Notes,
  7.25%, 11/01/08                    3,000,000        3,176,280
---------------------------------------------------------------
                                                      6,410,490
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUSTS-0.42%

Health Care Reit, Inc., Sr.
  Unsec. Notes, 7.625%, 03/15/08     2,300,000        2,318,285
---------------------------------------------------------------
Spieker Properties LP, Unsec.
  Deb., 7.35%, 12/01/17              5,250,000        5,422,200
---------------------------------------------------------------
                                                      7,740,485
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.23%

Ingram Micro Inc., Conv. Deb.,
  5.375%, 06/09/18(a)(b)
  (Acquired 06/04/98; Cost
    $3,981,070)                     11,500,000        4,183,125
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.11%

J.C. Penney Co., Inc., Notes,
  6.50%, 06/15/02                    2,015,000        2,048,852
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.31%

Sovereign Bancorp, Inc., Sub.
  Notes, 8.00%, 03/15/03             5,330,000        5,593,622
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.50%

Atria Communities Inc., Conv.
  Sub. Notes, 5.00%, 10/15/02(a)
  (Acquired 10/10/97-03/30/98;
    Cost $4,657,500)                 4,500,000        4,415,625
---------------------------------------------------------------
Choice Hotels International,
  Inc., Notes, 7.125%,
  05/01/08(a)
  (Acquired 04/28/98; Cost
  $1,987,080)                        2,000,000        2,031,180
---------------------------------------------------------------
Equity Corp. International, Conv.
  Sub. Deb., 4.50%, 12/31/04(a)
  (Acquired 02/19/98-02/20/98;
  Cost $2,501,250)                   2,500,000        2,742,975
---------------------------------------------------------------
                                                      9,189,780
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
SERVICES (DATA PROCESSING)-0.44%

Affiliated Computer Services,
  Conv. Sub. Notes, 4.00%,
  03/15/05(a)
  (Acquired 03/17/98; Cost
  $3,507,000)                      $ 3,500,000   $    3,882,830
---------------------------------------------------------------
May & Speh, Inc., Sub. Notes,
  5.25%, 04/01/03                    3,000,000        4,217,490
---------------------------------------------------------------
                                                      8,100,320
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.31%

Data Processing Resource, Unsec.
  Sub. Notes, 5.25%, 04/01/05(a)
  (Acquired 03/19/98; Cost
  $2,000,000)                        2,000,000        2,162,500
---------------------------------------------------------------
Personnel Group of America, Inc.,
  Conv. Sub. Notes, 5.75%,
  07/01/04(a)
  (Acquired 06/17/97; Cost
    $2,750,000)                      2,750,000        3,458,125
---------------------------------------------------------------
                                                      5,620,625
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.37%

360 Communications Co.,
  Sr. Notes, 7.60%, 04/01/09         4,250,000        4,603,855
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.50%,
    03/01/06                         2,000,000        2,138,560
---------------------------------------------------------------
                                                      6,742,415
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.84%

Global Telesystems Group, Sr.
  Conv. Sub. Notes, 8.75%,
  06/30/00                           2,050,000        5,066,061
---------------------------------------------------------------
MCI Communications Corp.,
  Sr. Unsec. Notes 6.50%,
    04/15/10                         5,000,000        5,023,350
---------------------------------------------------------------
  Putable Deb., 7.125%, 06/15/27     5,000,000        5,289,500
---------------------------------------------------------------
                                                     15,378,911
---------------------------------------------------------------

TELEPHONE-0.73%

GTE Florida, Inc., Deb., 6.86%,
  02/01/28                           4,750,000        4,876,303
---------------------------------------------------------------
SBC Communications, Inc., Deb.,
  7.375%, 07/15/43                   7,930,000        8,400,883
---------------------------------------------------------------
                                                     13,277,186
---------------------------------------------------------------

WASTE MANAGEMENT-0.40%

Thermo Instrument System, Conv.
  Sub. Unsec. Notes, 4.00%,
  01/15/05                           3,000,000        2,983,140
---------------------------------------------------------------
WMX Technologies, Inc., Unsec.
  Notes, 7.10%, 08/01/26             4,200,000        4,339,230
---------------------------------------------------------------
                                                      7,322,370
---------------------------------------------------------------
    Total Domestic Bonds & Notes
      (Cost $449,506,579)                           468,907,425
---------------------------------------------------------------

                                     SHARES
                                     AMOUNT          VALUE
DOMESTIC COMMON STOCKS-47.65%

AEROSPACE/DEFENSE-0.23%
Hawk Corp.(c)                           72,800        1,283,100
---------------------------------------------------------------
TriStar Aerospace Co.(c)               184,300        2,856,650
---------------------------------------------------------------
                                                      4,139,750
---------------------------------------------------------------

AIR FREIGHT-0.25%

Airborne Freight Corporation           130,000        4,541,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
AUTOMOBILES-0.31%

Chrysler Corp.                         100,000   $    5,637,500
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.16%

BankAmerica Corp.                       30,000        2,593,125
---------------------------------------------------------------
Chase Manhattan Corp. (The)             90,000        6,795,000
---------------------------------------------------------------
Citicorp                                30,000        4,477,500
---------------------------------------------------------------
First Union Corp.                       53,830        3,135,598
---------------------------------------------------------------
NationsBank Corp.                       55,000        4,207,500
---------------------------------------------------------------
                                                     21,208,723
---------------------------------------------------------------

BANKS (REGIONAL)-0.99%

Bank United Corp.-Class A               90,000        4,308,750
---------------------------------------------------------------
Citizens National Bank of Texas        137,500        2,079,688
---------------------------------------------------------------
Colorado Business Bankshares,
  Inc.(c)                              150,000        2,400,000
---------------------------------------------------------------
Republic Banking Corp. of Florida       27,600          441,600
---------------------------------------------------------------
Southwest Bancorp. of Texas,
  Inc.(c)                              265,600        4,996,600
---------------------------------------------------------------
TCF Financial Corp.                    130,000        3,835,000
---------------------------------------------------------------
                                                     18,061,638
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.13%

PepsiCo, Inc.                           56,000        2,306,500
---------------------------------------------------------------

BIOTECHNOLOGY-0.52%

Biogen, Inc.(c)                         75,000        3,675,000
---------------------------------------------------------------
Genzyme Corp.(c)                       225,000        5,751,563
---------------------------------------------------------------
                                                      9,426,563
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.14%

Capstar Broadcasting Corp.-Class
  A(c)                                 178,300        4,479,788
---------------------------------------------------------------
CBS Corp.(c)                           175,000        5,556,250
---------------------------------------------------------------
Heftel Broadcasting Corp.(c)            90,000        4,027,500
---------------------------------------------------------------
Univision Communications Inc.(c)       180,000        6,705,000
---------------------------------------------------------------
                                                     20,768,538
---------------------------------------------------------------

BUILDING MATERIALS-0.25%

Group Maintenance America
  Corp.(c)                             200,000        3,600,000
---------------------------------------------------------------
Pentacon, Inc.(c)                       84,500        1,003,438
---------------------------------------------------------------
                                                      4,603,438
---------------------------------------------------------------

CHEMICALS-0.16%

IMC Global, Inc.                        95,000        2,861,875
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.96%

ADC Telecommunications, Inc.(c)        140,000        5,114,375
---------------------------------------------------------------
Brightpoint, Inc.(c)                   220,000        3,190,000
---------------------------------------------------------------
Comverse Technology, Inc.(c)            60,000        3,112,500
---------------------------------------------------------------
Corsair Communications, Inc.(c)         26,800          249,575
---------------------------------------------------------------
Lucent Technologies, Inc.               65,000        5,407,188
---------------------------------------------------------------
NEXTLINK Communications,
  Inc.-Class A(c)                       64,900        2,458,087
---------------------------------------------------------------
Qwest Communications
  International Inc.(c)                300,000       10,462,500
---------------------------------------------------------------
Tellabs, Inc.(c)                        55,000        3,939,374
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)
US LEC Corp. Class A(c)                 87,000   $    1,816,125
---------------------------------------------------------------
                                                     35,749,724
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.10%

Compaq Computer Corp.                  200,000        5,675,000
---------------------------------------------------------------
Dell Computer Corp.(c)                  80,000        7,425,000
---------------------------------------------------------------
International Business Machines
  Corp.                                 37,000        4,248,063
---------------------------------------------------------------
Sun Microsystems, Inc.(c)               46,000        1,998,125
---------------------------------------------------------------
Visual Networks, Inc.(c)                19,700          721,512
---------------------------------------------------------------
                                                     20,067,700
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.50%

Ascend Communications, Inc.(c)         100,000        4,956,250
---------------------------------------------------------------
Cisco Systems, Inc.(c)                  45,000        4,142,813
---------------------------------------------------------------
                                                      9,099,063
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.30%

EMC Corp.(c)                           120,000        5,377,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-2.76%

BrightStar Information Technology
  Group, Inc.(c)                        55,600          771,450
---------------------------------------------------------------
Computer Associates
  International, Inc.                   75,000        4,167,185
---------------------------------------------------------------
Engineering Animation, Inc.(c)          65,600        4,001,600
---------------------------------------------------------------
Evolving Systems, Inc.(c)               18,400          203,550
---------------------------------------------------------------
HBO & Co.                              200,000        7,050,000
---------------------------------------------------------------
HNC Software Inc.(c)                    75,000        3,060,938
---------------------------------------------------------------
ISS Group, Inc.(c)                       9,100          342,388
---------------------------------------------------------------
J.D. Edwards & Co.(c)                   52,900        2,271,394
---------------------------------------------------------------
Microsoft Corp.(c)                      40,000        4,335,000
---------------------------------------------------------------
Mobius Management Systems,
  Inc.(c)                               16,200          243,000
---------------------------------------------------------------
Network Associates, Inc.(c)             75,000        3,590,625
---------------------------------------------------------------
Oracle Corp.(c)                         55,000        1,350,938
---------------------------------------------------------------
Platinum Technology, Inc.(c)           150,000        4,284,375
---------------------------------------------------------------
Remedy Corp.(c)                        175,000        2,975,000
---------------------------------------------------------------
Sterling Commerce, Inc.(c)              35,000        1,697,500
---------------------------------------------------------------
USWeb Corp.(c)                         250,000        5,921,875
---------------------------------------------------------------
Veritas Software Corp.(c)               97,500        4,034,063
---------------------------------------------------------------
                                                     50,300,881
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.18%

Action Performance Companies,
  Inc.(c)                               50,000        1,609,375
---------------------------------------------------------------
Blyth Industries, Inc.(c)               52,500        1,745,625
---------------------------------------------------------------
                                                      3,355,000
---------------------------------------------------------------

CONSUMER FINANCE-0.55%

MBNA Corp.                              71,250        2,351,250
---------------------------------------------------------------
SLM Holding Corp.                      155,000        7,595,000
---------------------------------------------------------------
                                                      9,946,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
DISTRIBUTORS (FOOD &
  HEALTH)-0.33%

Cardinal Health, Inc.                   40,000   $    3,750,000
---------------------------------------------------------------
Owens & Minor, Inc. Holding Co.        220,000        2,200,000
---------------------------------------------------------------
                                                      5,950,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.44%

General Electric Co.                    40,000        3,640,000
---------------------------------------------------------------
ONIX Systems, Inc.(c)                  129,400        1,666,025
---------------------------------------------------------------
RELTEC Corp.(c)                          9,000          405,000
---------------------------------------------------------------
SCI Systems, Inc.(c)                    58,000        2,182,250
---------------------------------------------------------------
Sensormatic Electronics(a)
  (Acquired 06/30/98; Cost
    $60,000)                             4,392           61,495
---------------------------------------------------------------
                                                      7,954,770
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.08%

OSI Systems, Inc.(c)                   150,000        1,500,000
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.21%

Quanta Services, Inc.(c)               255,000        3,745,313
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-0.34%

Analog Devices, Inc.(c)                 70,000        1,719,375
---------------------------------------------------------------
Intel Corp.                             60,000        4,447,500
---------------------------------------------------------------
                                                      6,166,875
---------------------------------------------------------------

ENTERTAINMENT-0.23%

Walt Disney Co. (The)(d)                40,000        4,202,500
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.13%

Applied Materials, Inc.(c)              80,000        2,360,000
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.21%

American Express Co.                    35,000        3,990,000
---------------------------------------------------------------
CIT Group, Inc. (The)                   93,700        3,513,750
---------------------------------------------------------------
Fannie Mae                             100,000        6,075,000
---------------------------------------------------------------
FINOVA Group, Inc.                      50,000        2,831,250
---------------------------------------------------------------
Franchise Mortgage Acceptance Co.
  LLC(c)                               155,000        4,039,687
---------------------------------------------------------------
Freddie Mac                            130,000        6,118,125
---------------------------------------------------------------
Heller Financial, Inc.(c)              130,000        3,900,000
---------------------------------------------------------------
Medallion Financial Corp.              200,000        5,500,000
---------------------------------------------------------------
MGIC Investment Corp.                   75,000        4,279,687
---------------------------------------------------------------
                                                     40,247,499
---------------------------------------------------------------

FOODS-0.82%

Balance Bar Co.(c)                     180,000        2,587,500
---------------------------------------------------------------
ConAgra, Inc.                          100,000        3,168,750
---------------------------------------------------------------
Keebler Foods Co.(c)                    84,500        2,323,750
---------------------------------------------------------------
Omega Protein Corp. (Foods)(c)         161,000        2,576,000
---------------------------------------------------------------
Ralston-Ralston Purina Group            36,000        4,205,250
---------------------------------------------------------------
                                                     14,861,250
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.45%

Abbott Laboratories                     65,000        2,656,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DIVERSIFIED)-(CONTINUED)

American Home Products Corp.           106,000   $    5,485,500
---------------------------------------------------------------
Bristol-Myers Squibb Co.                56,000        6,436,500
---------------------------------------------------------------
Johnson & Johnson                       43,000        3,171,250
---------------------------------------------------------------
Warner-Lambert Co.(d)                  125,000        8,671,875
---------------------------------------------------------------
                                                     26,422,000
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.55%

Barr Laboratories, Inc.(c)              81,100        3,223,725
---------------------------------------------------------------
Forest Laboratories, Inc.(c)           130,000        4,647,500
---------------------------------------------------------------
Spiros Development Corp. II(c)         137,000        2,209,125
---------------------------------------------------------------
                                                     10,080,350
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-1.16%

Lilly (Eli) & Co.                       90,000        5,945,625
---------------------------------------------------------------
Merck & Co., Inc.                       43,000        5,751,250
---------------------------------------------------------------
Pfizer Inc.                             40,000        4,347,500
---------------------------------------------------------------
Schering-Plough Corp.                   56,000        5,131,000
---------------------------------------------------------------
                                                     21,175,375
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.14%

Province Healthcare Co.(c)              15,900          440,231
---------------------------------------------------------------
Tenet Healthcare Corp.(c)               65,000        2,031,250
---------------------------------------------------------------
                                                      2,471,481
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.82%

Assisted Living Concepts, Inc.(c)      350,000        6,037,500
---------------------------------------------------------------
Sunrise Assisted Living, Inc.(c)       260,000        8,937,500
---------------------------------------------------------------
                                                     14,975,000
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.19%

Alternative Living Services,
  Inc.(c)                               28,000          756,000
---------------------------------------------------------------
United Healthcare Corp.                 43,000        2,730,500
---------------------------------------------------------------
                                                      3,486,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.36%

Arterial Vascular Engineering,
  Inc.(c)                              120,000        4,290,000
---------------------------------------------------------------
Baxter International Inc.               65,000        3,497,813
---------------------------------------------------------------
Becton, Dickinson & Co.                 30,000        2,328,750
---------------------------------------------------------------
Boston Scientific Corp.(c)              80,000        5,730,000
---------------------------------------------------------------
Guidant Corp.                           40,000        2,852,500
---------------------------------------------------------------
Medtronic, Inc.                         95,000        6,056,250
---------------------------------------------------------------
                                                     24,755,313
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.71%

AmeriPath, Inc.(c)                      68,400          807,975
---------------------------------------------------------------
Boron, LePore & Associates,
  Inc.(c)                              100,000        3,800,000
---------------------------------------------------------------
MAXIMUS, Inc.(c)                        90,000        2,626,875
---------------------------------------------------------------
Pentegra Dental Group, Inc.(c)         420,000        2,887,500
---------------------------------------------------------------
Quintiles Transnational Corp.(c)        56,000        2,754,500
---------------------------------------------------------------
                                                     12,876,850
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HOUSEHOLD FURNITURE & APPLIANCES-0.41%

Ethan Allen Interiors, Inc.            150,900   $    7,535,569
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.32%

Colgate-Palmolive Co.                   40,000        3,520,000
---------------------------------------------------------------
Procter & Gamble Co. (The)              25,000        2,276,563
---------------------------------------------------------------
                                                      5,796,563
---------------------------------------------------------------

HOUSEWARES-0.03%

Sunbeam Corp.                           50,000          518,750
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.43%

AmerUs Life Holdings, Inc.-Class
  A                                     66,700        2,159,412
---------------------------------------------------------------
Equitable Companies, Inc.               85,000        6,369,687
---------------------------------------------------------------
Hartford Life, Inc.-Class A             80,000        4,555,000
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         140,000        7,140,000
---------------------------------------------------------------
PAULA Financial                         85,000        1,710,625
---------------------------------------------------------------
ReliaStar Financial Corp.               85,000        4,080,000
---------------------------------------------------------------
                                                     26,014,724
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.54%

American Bankers Insurance Group,
  Inc.                                  39,948        2,401,874
---------------------------------------------------------------
CIGNA Corp.                             54,000        3,726,000
---------------------------------------------------------------
Travelers Group, Inc.                   61,999        3,758,689
---------------------------------------------------------------
                                                      9,886,563
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.76%

Allstate Corp. (The)                    30,000        2,746,875
---------------------------------------------------------------
Chubb Corp.                             32,000        2,572,000
---------------------------------------------------------------
Everest Reinsurance Holdings,
  Inc.                                 135,000        5,189,063
---------------------------------------------------------------
Executive Risk Inc.                     12,800          944,000
---------------------------------------------------------------
Travelers Property Casualty
  Corp.-Class A                         55,000        2,358,125
---------------------------------------------------------------
                                                     13,810,063
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.24%

Freedom Securities Corp.(c)             34,700          628,938
---------------------------------------------------------------
Merrill Lynch & Co., Inc.               40,000        3,690,000
---------------------------------------------------------------
                                                      4,318,938
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.33%

Charles River Associates Inc.(c)        17,100          427,500
---------------------------------------------------------------
Federated Investors, Inc.-Class
  B(c)                                 206,400        3,818,400
---------------------------------------------------------------
Waddell & Reed Financial, Inc.          74,100        1,773,769
---------------------------------------------------------------
                                                      6,019,669
---------------------------------------------------------------

INVESTMENTS-0.08%

Security Capital Group Inc.-Class
  B(c)                                  55,700        1,483,012
---------------------------------------------------------------

LAND DEVELOPMENT-0.34%

Silverleaf Resorts, Inc.(c)            300,000        4,575,000
---------------------------------------------------------------
Trendwest Resorts, Inc.(c)             130,000        1,649,375
---------------------------------------------------------------
                                                      6,224,375
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
LEISURE TIME (PRODUCTS)-0.38%

Coach USA, Inc.(c)                     120,000   $    5,475,000
---------------------------------------------------------------
Florida Panthers Holdings,
  Inc.(c)                               70,000        1,378,132
---------------------------------------------------------------
                                                      6,853,132
---------------------------------------------------------------

LODGING-HOTELS-0.28%

Cavanaughs Hospitality Corp.(c)         75,500          986,219
---------------------------------------------------------------
Host Marriott Corp.(c)                 125,000        2,226,561
---------------------------------------------------------------
Marriott International,
  Inc.-Class A                          60,000        1,942,500
---------------------------------------------------------------
                                                      5,155,280
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.39%

Superior TeleCom Inc.                  172,000        7,159,500
---------------------------------------------------------------

METAL FABRICATORS-0.22%

Metals USA(c)                          229,000        3,950,250
---------------------------------------------------------------

NATURAL GAS-1.31%

Coastal Corp. (The)                     42,000        2,932,125
---------------------------------------------------------------
Columbia Energy Group                   37,500        2,085,938
---------------------------------------------------------------
Consolidated Natural Gas Co.            25,000        1,471,875
---------------------------------------------------------------
Energen Corp.                          137,800        2,773,225
---------------------------------------------------------------
KN Energy, Inc.                         68,000        3,684,750
---------------------------------------------------------------
MCN Corp.                               45,000        1,119,375
---------------------------------------------------------------
Sonat, Inc.                             72,000        2,781,000
---------------------------------------------------------------
Williams Companies, Inc. (The)         207,000        6,986,250
---------------------------------------------------------------
                                                     23,834,538
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.10%

CompX(c)                                74,700        1,615,388
---------------------------------------------------------------
School Specialty, Inc.(c)                8,700          142,459
---------------------------------------------------------------
                                                      1,757,847
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.37%

Exxon Corp.                             65,000        4,635,313
---------------------------------------------------------------
Mobil Corp.                             27,000        2,068,875
---------------------------------------------------------------
                                                      6,704,188
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.17%

Cooper Cameron Corp.(c)                 48,000        2,448,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.         60,000        2,400,000
---------------------------------------------------------------
EVI Weatherford, Inc.(c)                45,000        1,670,625
---------------------------------------------------------------
Halliburton Co.                         60,000        2,673,750
---------------------------------------------------------------
Horizon Offshore, Inc.(c)              100,000          981,250
---------------------------------------------------------------
Nabors Industries, Inc.(c)             102,000        2,020,875
---------------------------------------------------------------
Newpark Resources, Inc.(c)             220,000        2,447,500
---------------------------------------------------------------
Patterson Energy, Inc.(c)              195,600        1,913,213
---------------------------------------------------------------
Pride International, Inc.(c)            50,000          846,875
---------------------------------------------------------------
Santa Fe International Corp.            50,000        1,512,500
---------------------------------------------------------------
Willbros Group, Inc.(c)                150,000        2,343,750
---------------------------------------------------------------
                                                     21,258,338
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
OIL & GAS (EXPLORATION & PRODUCTION)-0.52%

Burlington Resources, Inc.              45,750   $    1,970,109
---------------------------------------------------------------
Carrizo Oil & Gas, Inc.(c)              28,500          156,750
---------------------------------------------------------------
Enron Oil & Gas Co                     120,000        2,430,000
---------------------------------------------------------------
Nuevo Energy Co.(c)                     60,000        1,927,500
---------------------------------------------------------------
Swift Energy Co.(c)                     44,000          701,250
---------------------------------------------------------------
Vintage Petroleum, Inc.                124,000        2,340,500
---------------------------------------------------------------
                                                      9,526,109
---------------------------------------------------------------

PERSONAL CARE-0.67%

Avon Products, Inc.                     54,000        4,185,000
---------------------------------------------------------------
Estee Lauder Cos.-Class A               25,000        1,742,188
---------------------------------------------------------------
Gillette Co.                           110,000        6,235,625
---------------------------------------------------------------
                                                     12,162,813
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.35%

AES Corp.(c)                            46,000        2,417,875
---------------------------------------------------------------
CalEnergy Co., Inc.(c)                 130,000        3,908,125
---------------------------------------------------------------
                                                      6,326,000
---------------------------------------------------------------

PUBLISHING-0.40%

Meredith Corp.                          63,100        2,961,755
---------------------------------------------------------------
Petersen Companies, Inc.
  (The)-Class A(c)                      58,900        1,509,313
---------------------------------------------------------------
Ziff-Davis, Inc.(c)                    198,500        2,754,188
---------------------------------------------------------------
                                                      7,225,256
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUSTS-3.03%

Alexandria Real Estate Equities,
  Inc.                                 180,000        5,388,750
---------------------------------------------------------------
Anthracite Mortgage Capital Inc.       125,000        1,734,375
---------------------------------------------------------------
Boston Properties, Inc.                145,000        5,002,500
---------------------------------------------------------------
CCA Prison Realty Trust                136,200        4,171,125
---------------------------------------------------------------
Corporate Office Properties
  Trust, Inc.                          500,000        4,437,500
---------------------------------------------------------------
Correctional Properties Trust(c)        51,000        1,032,750
---------------------------------------------------------------
Crescent Real Estate Equities,
  Co.                                  154,000        5,178,250
---------------------------------------------------------------
CRIIMI MAE, Inc.                       300,000        4,162,500
---------------------------------------------------------------
Entertainment Properties Trust          83,200        1,518,400
---------------------------------------------------------------
Golf Trust of America, Inc.             55,500        1,907,813
---------------------------------------------------------------
Mack-Cali Realty Corp.                  80,000        2,750,000
---------------------------------------------------------------
Meditrust Corp.                         80,000        2,235,000
---------------------------------------------------------------
Mid-Atlantic Realty Trust              175,900        2,165,769
---------------------------------------------------------------
Patriot American Hospitality,
  Inc.                                 175,000        4,189,060
---------------------------------------------------------------
Starwood Hotels & Resorts              110,000        5,314,375
---------------------------------------------------------------
Vornado Realty Trust                   100,000        3,968,750
---------------------------------------------------------------
                                                     55,156,917
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.15%

Ingram Micro, Inc.-Class A(c)           60,000        2,655,000
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.14%

Ross Stores, Inc.                       60,000        2,580,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (FOOD CHAINS)-0.49%

American Stores Co.                    100,000   $    2,418,750
---------------------------------------------------------------
Safeway, Inc.(c)                       160,000        6,510,000
---------------------------------------------------------------
                                                      8,928,750
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.29%

Dayton Hudson Corp.                    110,000        5,335,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.88%

Inacom Corp.(c)                         75,000        2,381,255
---------------------------------------------------------------
Linens 'N Things, Inc.(c)              140,000        4,278,750
---------------------------------------------------------------
Musicland Stores Corp.(c)              100,000        1,400,000
---------------------------------------------------------------
Pier 1 Imports, Inc.                   175,000        4,178,125
---------------------------------------------------------------
Polo Ralph Lauren Corp.(c)             120,000        3,360,000
---------------------------------------------------------------
U.S. Office Products Co.(c)             19,575          381,710
---------------------------------------------------------------
                                                     15,979,840
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.39%

Washington Mutual, Inc.                165,000        7,167,187
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.70%

Abacus Direct Corp.(c)                  42,400        2,202,150
---------------------------------------------------------------
Outdoor Systems, Inc.(c)               261,225        7,314,300
---------------------------------------------------------------
Young & Rubicam, Inc.(c)               102,300        3,273,600
---------------------------------------------------------------
                                                     12,790,050
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.77%

Avis Rent A Car, Inc.(c)               118,300        2,927,925
---------------------------------------------------------------
Cendant Corp.(c)                       148,992        3,110,208
---------------------------------------------------------------
Comfort Systems USA, Inc.(c)           149,200        3,487,550
---------------------------------------------------------------
Computer Learning Centers,
  Inc.(c)                               70,000        1,741,250
---------------------------------------------------------------
Hertz Corp.-Class A                     50,500        2,237,781
---------------------------------------------------------------
INSpire Insurance Solutions,
  Inc.(c)                              100,000        3,325,000
---------------------------------------------------------------
Metzler Group, Inc.(c)                 166,800        6,109,050
---------------------------------------------------------------
Service Corp. International             33,222        1,424,393
---------------------------------------------------------------
Steven Myers & Associates,
  Inc.(c)                              165,000        3,176,250
---------------------------------------------------------------
Trammell Crow Co.(c)                    35,400        1,183,688
---------------------------------------------------------------
U.S. Rentals, Inc.(c)                   87,700        3,458,669
---------------------------------------------------------------
                                                     32,181,764
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.37%

Billing Concepts Corp.(c)               75,000        1,162,500
---------------------------------------------------------------
DST Systems, Inc.(c)                    65,000        3,640,000
---------------------------------------------------------------
Equifax, Inc.                           52,000        1,888,250
---------------------------------------------------------------
                                                      6,690,750
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.67%

AccuStaff, Inc.(c)                     150,000        4,687,500
---------------------------------------------------------------
Administaff, Inc.(c)                    63,000        2,905,875
---------------------------------------------------------------
Hall, Kinion & Associates,
  Inc.(c)                              165,000        1,103,438
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (EMPLOYMENT)-(CONTINUED)

Metamor Worldwide, Inc.(c)             100,000   $    3,518,750
---------------------------------------------------------------
                                                     12,215,563
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.26%

Hyperion Telecommunications,
  Inc.(c)                              242,500        3,804,219
---------------------------------------------------------------
LCC International, Inc.-Class
  A(c)                                  55,000        1,017,500
---------------------------------------------------------------
                                                      4,821,719
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.57%

IXC Communications, Inc.(c)            130,000        6,305,000
---------------------------------------------------------------
Pacific Gateway Exchange, Inc.(c)      150,000        6,009,375
---------------------------------------------------------------
WinStar Communications, Inc.(c)        205,000        8,802,188
---------------------------------------------------------------
WorldCom, Inc.(c)                      154,923        7,504,081
---------------------------------------------------------------
                                                     28,620,644
---------------------------------------------------------------

TELEPHONE-1.44%

Advanced Communications Group,
  Inc.(c)                              104,400          724,275
---------------------------------------------------------------
Bell Atlantic Corp.                    100,000        4,562,500
---------------------------------------------------------------
Cincinnati Bell, Inc.                   40,000        1,145,000
---------------------------------------------------------------
Electric Lightwave, Inc.-Class
  A(c)                                 250,000        2,765,625
---------------------------------------------------------------
Intermedia Communications Inc.(c)      100,000        4,193,750
---------------------------------------------------------------
McLeodUSA Inc.-Class A(c)               55,000        2,138,125
---------------------------------------------------------------
SCC Communications Corp.(c)            229,900        2,816,275
---------------------------------------------------------------
Teleport Communications Group
  Inc.-Class A(c)                       70,000        3,797,500
---------------------------------------------------------------
US West, Inc.                           90,000        4,230,000
---------------------------------------------------------------
                                                     26,373,050
---------------------------------------------------------------

TEXTILES (APPAREL)-0.07%

Liz Claiborne, Inc.                     27,000        1,410,750
---------------------------------------------------------------

TOBACCO-0.31%

Philip Morris Companies, Inc.          150,000        5,906,250
---------------------------------------------------------------

TRUCKERS-0.24%

C.H. Robinson Worlwide, Inc.           122,300        3,042,212
---------------------------------------------------------------
Jevic Transportation, Inc.(c)          131,700        1,498,088
---------------------------------------------------------------
                                                      4,540,300
---------------------------------------------------------------

WASTE MANAGEMENT-0.58%

Allied Waste Industries, Inc.(c)       175,000        4,200,000
---------------------------------------------------------------
Denali Inc.(c)                         314,000        4,906,250
---------------------------------------------------------------
Thermo Instrument Systems Inc.(c)       62,500        1,640,625
---------------------------------------------------------------
                                                     10,746,875
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $630,530,835)                           868,305,480
---------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-4.87%

AEROSPACE/DEFENSE-0.16%

Coltec Capital Trust-$2.625 Conv.
  Pfd.(a)(Acquired 04/07/98; Cost
  $3,000,000)                           60,000        2,809,260
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
AIR FREIGHT-0.16%

CNF Trust I-$2.50 Series A Gtd.
  Conv. Pfd.                            45,000   $    2,857,500
---------------------------------------------------------------

BANKS (REGIONAL)-0.16%

WBK STRYPES Trust-$3.135 Conv.
  Pfd.                                  95,000        2,867,813
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.24%

NEXTLINK Communications-$3.25
  Conv. Pfd.()(a) (Acquired
  03/26/98-06/02/98; Cost
  $4,185,188)                           85,000        4,345,115
---------------------------------------------------------------

CONTAINERS (METAL & GLASS)-0.46%

Owens-Illinois, Inc., $2.375
  Conv. Pfd.                            90,000        4,691,250
---------------------------------------------------------------
Peak Trends Trust, $1.42 Conv.
  Pfd.                                 267,500        3,778,438
---------------------------------------------------------------
                                                      8,469,688
---------------------------------------------------------------

ENTERTAINMENT-0.04%

Time Warner Inc., Series
  M-$102.50 PIK Conv. Pfd.                 715          799,905
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.09%

Medpartners Inc.-$1.44 Conv. Pfd.
  TAPS                                 158,000        1,668,875
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.14%

McKesson Corp.-$2.50 Conv.
  Pfd.(a)(Acquired 02/13/97; Cost
  $1,105,000)                           22,100        2,499,510
---------------------------------------------------------------

HOMEBUILDING-0.26%

Fleetwood Capital Trust, $3.00
  Conv. Pfd.
  (Acquired 02/04/98; Cost
    $4,500,000)                         90,000        4,829,040
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.22%

Conseco Inc.-$4.278 Conv. PRIDES        14,000        2,250,500
---------------------------------------------------------------
Penncorp Financial Group,
  Inc.-$3.50 Conv. Pfd.(a)
  (Acquired 08/02/96-11/15/96;
  Cost $2,072,500)                      40,000        1,743,400
---------------------------------------------------------------
                                                      3,993,900
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-0.04%

Salomon Smith Barney
  Holdings-$3.48 Conv. Pfd. DECS        14,600          816,688
---------------------------------------------------------------

LODGING-HOTELS-0.32%

Lodgian Capital Trust I, $3.50
  Conv. Pfd.(a)(Acquired
  06/09/98; Cost $3,500,000)            70,000        3,272,500
---------------------------------------------------------------
Royal Caribbean Cruises
  Ltd.-$3.63 Conv. Pfd.                 20,750        2,614,500
---------------------------------------------------------------
                                                      5,887,000
---------------------------------------------------------------

NATURAL GAS-0.25%

El Paso Energy Cap Trust,
  Inc.-$2.375 Conv. Pfd.                65,000        3,445,000
---------------------------------------------------------------
MCN Corp.-$2.013 Conv. PRIDES           46,000        1,089,625
---------------------------------------------------------------
                                                      4,534,625
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.31%

AES Trust II-$2.75 Conv. Pfd.           97,000        5,657,040
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
REAL ESTATE INVESTMENT
  TRUSTS-0.44%

Reckson Associates Realty-$1.91
  Conv. Pfd.                           180,000   $    4,275,000
---------------------------------------------------------------
Sensormatic Electronics-$1.625
  Conv. Pfd.(a)(Acquired
  04/06/98; Cost $4,000,000)           160,000        3,770,000
---------------------------------------------------------------
                                                      8,045,000
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.95%

Budget Group Capital Trust,
  $3.125 Conv. Pfd.(a)(Acquired
  06/16/98; Cost $3,500,000)            70,000        4,067,490
---------------------------------------------------------------
Cendant Corp.-$3.75 Conv. PRIDES       150,000        5,615,625
---------------------------------------------------------------
L&H Capital Trust I, $2.375 Conv.
  Pfd.(a)(Acquired 05/20/98; Cost
  $6,250,000)                          125,000        7,562,500
---------------------------------------------------------------
                                                     17,245,615
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.27%

Ciber, Inc. $4.26 Conv.
  Pfd.-STRYPES                          70,000        4,900,000
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.36%

IXC Communications, Inc.-$3.375
  Conv. Pfd.(a)(Acquired
  03/25/98; Cost $3,500,000)            70,000        3,360,000
---------------------------------------------------------------
WinStar Communications-$3.50
  Conv. Pfd.(a)(Acquired
  03/12/98; Cost $2,955,000)            59,100        3,235,725
---------------------------------------------------------------
                                                      6,595,725
---------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks (Cost
      $84,716,352)                                   88,822,299
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
U.S. DOLLAR DENOMINATED FOREIGN BONDS & NOTES-4.38%
CANADA-2.59%

Bell Canada
  (Telecommunications-Long
  Distance), Deb., 9.50%,
  10/15/10                         $ 1,750,000        2,216,200
---------------------------------------------------------------
Great Atlantic & Pacific Tea Co.,
  Inc., (Retail-Food Chains)
  Yankee Gtd. Notes, 7.78%,
  11/01/00(a)(Acquired 10/18/95-
  04/27/98; Cost $5,131,490)         5,000,000        5,132,700
---------------------------------------------------------------
Gulf Canada Resources,
  Ltd.(Oil-International
  Integrated), Sr. Yankee Unsec.
  Notes, 8.35%, 08/01/06             4,500,000        4,958,325
---------------------------------------------------------------
Husky Oil Ltd.,
  (Oil-International Integrated)
  Sr. Yankee Notes, 7.125%,
  11/15/06                           6,300,000        6,507,900
---------------------------------------------------------------
Laidlaw Inc. (Services-Commercial
  & Consumer),
  Deb., 6.65%, 10/01/04              4,000,000        4,071,000
---------------------------------------------------------------
  Deb., 6.72%, 10/1/27               3,000,000        3,117,930
---------------------------------------------------------------
Nova Chemicals Ltd. (Chemicals),
  Yankee Deb., 7.00%, 08/15/26       4,000,000        4,166,960
---------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Chemicals), Yankee Deb.,
  8.50%, 12/15/12                    5,015,000        5,988,361
---------------------------------------------------------------
Province of Manitoba (Sovereign
  Debt), Yankee Bonds, 7.75%,
  07/17/16                           1,500,000        1,762,755
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
CANADA-(CONTINUED)
Province of Quebec (Sovereign
  Debt), Yankee Notes, 5.735%,
  03/02/26                         $ 2,300,000   $    2,516,430
---------------------------------------------------------------
  Notes, 6.29%, 03/06/26             2,050,000        2,210,146
---------------------------------------------------------------
Royal Bank of Canada (Banks-Major
  Regional), Yankee Sub. Notes,
  6.75%, 10/24/11                    3,000,000        3,005,970
---------------------------------------------------------------
Talisman Energy, Inc. (Oil &
  Gas-Exploration & Production),
  Yankee Deb., 7.125%, 06/01/07      1,500,000        1,566,075
---------------------------------------------------------------
                                                     47,220,752
---------------------------------------------------------------

CAYMAN ISLANDS-0.41%

Hutchison Delta Finance
  (Shipping), Conv. Unsec. Notes,
  7.00%, 11/08/02                    2,250,000        2,340,000
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Shipping), Series D Sr. Gtd.
  Unsec. Unsub. Deb., 6.988%,
  08/01/37(a)(Acquired 10/02/97;
  Cost $6,027,460)                   6,000,000        5,088,900
---------------------------------------------------------------
                                                      7,428,900
---------------------------------------------------------------

GERMANY-0.30%

Dresdner Bank A.G. (Banks-Major
  Regional), Sub. Bonds, 6.00%,
  11/03/08                           4,000,000        3,944,304
---------------------------------------------------------------
Tarkett International (Household
  Furniture & Appliances), Yankee
  Sr. Sub. Notes, 9.00%, 03/01/02    1,500,000        1,477,500
---------------------------------------------------------------
                                                      5,421,804
---------------------------------------------------------------

NORWAY-0.32%

Petroleum Geo-Services A.S.A.
  (Oil & Gas-Drilling &
  Equipment), Yankee Notes,
  7.50%, 03/31/07                    5,500,000        5,916,240
---------------------------------------------------------------

UNITED KINGDOM-0.76%

Royal Bank of Scotland PLC
  (Banks-Major Regional), Yankee
  Sub. Notes, 6.375%, 02/01/11       1,500,000        1,486,170
---------------------------------------------------------------
Terra Nova Ins Holdings
  (Insurance-Property &
  Casualty), Gtd. Notes, 7.00%,
  05/15/08(a)(Acquired 05/12/98;
  Cost $2,097,879)                   2,100,000        2,151,198
---------------------------------------------------------------
  Gtd. Sr. Sec. Notes, 7.20%,
    08/15/07                         5,000,000        5,270,050
---------------------------------------------------------------
Videotron Holdings PLC
  (Broadcasting-Television,
  Radio, & Cable), Sr. Discount
  Notes, 11.125%, 07/01/04(e)        5,000,000        4,893,750
---------------------------------------------------------------
                                                     13,801,168
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Foreign Bonds & Notes (Cost
      $78,922,245)                                   79,788,864
---------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS &
NOTES(f)-2.40%

AUSTRALIAN DOLLARS-0.39%

Australian Government (Sovereign
  Debt), Bonds, 8.75%, 08/15/08 AUD  5,400,000        4,163,890
---------------------------------------------------------------

                                  PRINCIPAL          MARKET
                                    AMOUNT           VALUE
AUSTRALIAN DOLLARS-(CONTINUED)
New South Wales Treasury Corp.
  (Sovereign Debt), Gtd.
  Notes, 8.00%, 03/01/08        AUD  1,500,000   $    1,076,929
---------------------------------------------------------------
Citibank Ltd. (Banks-Money
  Center), Unsec. Notes,
  7.00%, 03/15/02                    3,000,000        1,930,130
---------------------------------------------------------------
                                                      7,170,949
---------------------------------------------------------------

BRITISH POUND STERLING-0.73%

Fannie Mae
  (Financial-Diversified), Sr.
  Unsec. Notes, 6.875%,
  06/07/02                      GBP  2,800,000        4,709,330
---------------------------------------------------------------
Province of Ontario (Sovereign
  Debt), Deb., 11.125%,
  02/14/01                           1,600,000        2,889,589
---------------------------------------------------------------
Sutton Bridge Financial Ltd.
  (Financial-Diversified),
  Gtd. Bonds, 8.625%,
  06/03/22(a)(Acquired
  05/29/97; Cost $4,890,565)         3,000,000        5,657,408
---------------------------------------------------------------
                                                     13,256,327
---------------------------------------------------------------

CANADIAN DOLLARS-0.93%

Bank of Montreal (Banks-Money
  Center), Sub. Deb., 7.92%,
  07/31/12                      CAD  1,850,000        1,439,543
---------------------------------------------------------------
Bell Mobility Cellular Inc.,
 (Telecommunications-Cellular/
  Wireless), Deb., 6.55%,
  06/02/08                           2,500,000        1,730,397
---------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas-Exploration &
  Production), Deb., 11.00%,
  10/31/00                           1,500,000        1,143,571
---------------------------------------------------------------
NAV Canada
  (Services-Commercial &
  Consumer), Bonds, 7.40%,
  06/01/27                           3,500,000        2,880,062
---------------------------------------------------------------
Poco Petroleums Ltd. (Oil &
  Gas-Exploration &
  Production), Unsec. Deb.,
  6.60%, 09/11/07                    5,400,000        3,712,934
---------------------------------------------------------------
Province of Ontario (Sovereign
  Debt), Sr. Unsub. Notes,
  8.00%, 03/11/03                    2,300,000        1,725,196
---------------------------------------------------------------
Telegobe Canada, Inc.
  (Telephone), Unsec. Deb.,
  8.35%, 06/20/03                    1,000,000          755,542
---------------------------------------------------------------
Trans-Canada Pipelines
  (Natural Gas), Series Q
  Deb., 10.625%, 10/20/09            1,500,000        1,412,919
---------------------------------------------------------------
Westcoast Energy, Inc. (Oil &
  Gas-Exploration &
  Production), Deb., 6.45%,
  12/18/06                           3,000,000        2,131,457
---------------------------------------------------------------
                                                     16,931,621
---------------------------------------------------------------

NEW ZEALAND DOLLARS-0.28%

Fannie Mae
  (Financial-Diversified),
  Notes, 7.25%, 06/20/02        NZD  9,850,000        5,081,881
---------------------------------------------------------------

SWISS FRANCS-0.07%

Swiss Re (Insurance Brokers),
  2.25%, 04/17/08               CHF  2,000,000        1,231,076
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds &
      Notes (Cost $44,010,253)                       43,671,854
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS-3.31%

AUSTRALIA-0.27%

St. George Bank Ltd.
  (Banks-Regional), $4.50 Conv.
  Pfd.(a)(Acquired
  05/21/98-05/22/98; Cost
  $5,007,500)                           100,000   $  4,800,000
--------------------------------------------------------------

BERMUDA-0.14%

Annuity and Life Re, Ltd.
  (Insurance-Life-Health)(c)            107,000      2,367,375
--------------------------------------------------------------

CANADA-0.64%

Cadillac Fairview Corp. (Land
  Development)(c)                       180,000      4,140,000
--------------------------------------------------------------
Laidlaw One, Inc.
  (Services-Commercial &
  Consumer)-$1.22 Conv. Pfd.            102,000      3,723,000
--------------------------------------------------------------
MetroNet Communications
  Corp.-Class B (Communications
  Equipment)(c)                          99,800      2,819,350
--------------------------------------------------------------
Newcourt Credit Group, Inc.,
  (Financial-Diversified)                21,700      1,067,369
--------------------------------------------------------------
                                                    11,749,719
--------------------------------------------------------------

FINLAND-0.19%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)             47,000      3,410,438
--------------------------------------------------------------

FRANCE-0.31%

Alstom (Engineering &
  Construction)(c)                      105,000      3,456,862
--------------------------------------------------------------
AXA-ADR (Insurance-Multi-Line)           40,000      2,272,500
--------------------------------------------------------------
                                                     5,729,362
--------------------------------------------------------------

IRELAND-0.08%

Warner Chilcott Laboratories-SP
  ADR (Health Care-Drugs-Generic &
  Other)(c)                             150,600      1,487,175
--------------------------------------------------------------

ISRAEL-0.18%

Gilat Communications Ltd.
  (Telecommunications-
  Cellular/Wireless)(c)                 200,000      1,725,000
--------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)            45,000      1,583,438
--------------------------------------------------------------
                                                     3,308,438
--------------------------------------------------------------

NEW ZEALAND-0.06%

Sky Network Television Ltd.
  (Broadcasting-Television, Radio
  & Cable)(c)                            93,700      1,124,400
--------------------------------------------------------------

NORWAY-0.10%

Petroleum Geo-Services ASA-ADR
  (Oil & Gas-Drilling &
  Equipment)(c)                          60,000      1,830,000
--------------------------------------------------------------

PORTUGAL-0.10%

Telecel-Comunicacaoes Pessoais,
  S.A.
  (Telecommunications-
  Cellular/Wireless)                     10,300      1,828,250
--------------------------------------------------------------

SPAIN-0.14%

Corporacion Bancaria de Espana
  S.A. (Banks-Regional)                  56,952      2,569,959
--------------------------------------------------------------

SWEDEN-0.31%

Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                            200,000      5,725,000
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
UNITED KINGDOM-0.79%

Avis Europe PLC
  (Services-Commercial & Consumer)      765,450   $  3,469,903
--------------------------------------------------------------
Bass PLC (Beverages-Alcoholic)           57,455      1,077,968
--------------------------------------------------------------
ESG Re Limited
  (Insurance-Life/Health)                70,300      1,520,237
--------------------------------------------------------------
SmithKline Beecham PLC-ADR (Health
  Care-Drugs-Major
  Pharmaceuticals)                       46,000      2,783,000
--------------------------------------------------------------
Stirling Cooke Brown Holdings Ltd.
  (Insurance-Life/Health)                39,400      1,108,125
--------------------------------------------------------------
Stolt Comex Seaway, S.A.-ADR (Oil
  & Gas-
  Exploration & Production)(c)          160,000      3,100,000
--------------------------------------------------------------
Stolt Comex Seaway, S.A. (Oil &
  Gas-Exploration & Production)(c)       80,000      1,400,000
--------------------------------------------------------------
                                                    14,459,233
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $45,431,722)                                  60,389,349
--------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
U.S. TREASURY SECURITIES-7.24%

U.S. TREASURY NOTES & BONDS-7.24%

Notes, 6.50%, 05/31/01             $17,000,000       17,429,250
---------------------------------------------------------------
Notes, 6.25%, 08/31/02              17,750,000       18,204,933
---------------------------------------------------------------
Notes, 5.625%, 12/31/02             10,000,000       10,044,800
---------------------------------------------------------------
Notes, 5.75%, 04/30/03               2,900,000        2,928,681
---------------------------------------------------------------
Notes, 7.25%, 08/15/04               7,500,000        8,165,400
---------------------------------------------------------------
Notes, 7.875%, 11/15/04             15,000,000       16,851,900
---------------------------------------------------------------
Notes, 7.50%, 02/15/05               3,000,000        3,322,320
---------------------------------------------------------------
Notes, 6.50%, 08/15/05               5,000,000        5,278,950
---------------------------------------------------------------
Notes, 6.50%, 10/15/06              12,000,000       12,747,480
---------------------------------------------------------------
Notes, 6.25%, 02/15/07               5,000,000        5,239,050
---------------------------------------------------------------
Notes, 6.625%, 05/15/07              7,000,000        7,523,250
---------------------------------------------------------------
Bonds, 6.75%, 08/15/26               3,000,000        3,434,970
---------------------------------------------------------------
Bonds, 6.625%, 02/15/27             11,700,000       13,226,616
---------------------------------------------------------------
Bonds, 6.125%, 11/15/27              7,000,000        7,505,330
---------------------------------------------------------------
    Total U.S. Treasury
      Securities (Cost
      $127,304,829)                                 131,902,930
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-1.63%

Fannie Mae, 7.00%, 05/01/28         24,669,496       25,016,349
---------------------------------------------------------------
Tennessee Valley Authority,
  Bonds, 5.98%, 04/01/36             4,600,000        4,717,162
---------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $29,603,646)                                   29,733,511
---------------------------------------------------------------

REPURCHASE AGREEMENT-2.16%(g)

Dean Witter Reynolds, Inc.,
  6.10%, 07/01/98(h) (Cost
  $39,321,206)                      39,321,206       39,321,206
---------------------------------------------------------------

TOTAL INVESTMENTS-99.37%                          1,810,842,918
---------------------------------------------------------------

OTHER ASSETS LESS
  LIABILITIES-0.63%                                  11,419,631
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,822,262,549
===============================================================

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/98 was $133,178,720 which represented 7.31% of the Fund's net assets.
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original discount.
(c) Non-income producing security.
(d) A portion of this security is subject to call options written. See Note 7.
(e) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 06/30/98 with a maturing value $200,033,889. Collateralized by $203,366,000 U.S. Government obligations, 0% to 9.375% due 07/01/98 to 09/21/04 with an aggregate market value at 06/30/98 of $209,153,696.

Investment abbreviations:

ADR       - American Depositary Receipts
AUD       - Australian Dollar
CAD       - Canadian Dollar
CHF       - Swiss Francs
Conv.     - Convertible
Ctfs.     - Certificates
Deb.      - Debentures
DECS      - Dividend Enhanced Convertible Stock
Disc.     - Discount
GBP       - British Pound Sterling
Gtd.      - Guaranteed
NZD       - New Zealand Dollar
Pfd.      - Preferred
PIK       - Payment in Kind
PRIDES    - Preferred Redeemable Increased Dividend Equity Security
Sec.      - Secured
Sr.       - Senior
STRYPES   - Structured Yield Product Exchangeable for Stock
Sub.      - Subordinated
TAPS      - Threshold Appreciation Priced Securities
Unsec.    - Unsecured
Unsub.    - Unsubordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $1,529,347,667)                          $1,810,842,918
---------------------------------------------------------
Foreign currencies, at value (cost
  $4,242,915)                                   4,268,787
---------------------------------------------------------
Receivables for:
  Investments sold                              3,261,608
---------------------------------------------------------
  Forward currency contracts                      382,166
---------------------------------------------------------
  Fund shares sold                             16,554,961
---------------------------------------------------------
  Interest and dividends                       13,141,519
---------------------------------------------------------
Investment for deferred compensation plan          21,650
---------------------------------------------------------
Other assets                                       93,230
---------------------------------------------------------
    Total assets                            1,848,566,839
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        17,419,208
---------------------------------------------------------
  Fund shares reacquired                        5,344,954
---------------------------------------------------------
  Options written                                 197,500
---------------------------------------------------------
  Deferred compensation plan                       21,650
---------------------------------------------------------
Accrued advisory fees                             748,473
---------------------------------------------------------
Accrued administrative services fees                7,632
---------------------------------------------------------
Accrued distribution fees                       1,397,292
---------------------------------------------------------
Accrued transfer agent fees                       226,978
---------------------------------------------------------
Accrued trustees' fees                              3,311
---------------------------------------------------------
Accrued operating expenses                        937,292
---------------------------------------------------------
    Total liabilities                          26,304,290
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $1,822,262,549
=========================================================

NET ASSETS:

Class A                                    $1,009,393,384
=========================================================
Class B                                    $  741,876,231
=========================================================
Class C                                    $   70,992,934
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        36,341,905
=========================================================
Class B                                        26,748,347
=========================================================
Class C                                         2,558,210
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        27.77
=========================================================
  Offering price per share:
    (Net asset value of $27.77 divided
       by 95.25%)                          $        29.15
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        27.74
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $        27.75
=========================================================


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

INVESTMENT INCOME:

Interest                                     $ 22,081,398
---------------------------------------------------------
Dividends (net of $24,736 foreign
  withholding tax)                              4,764,070
---------------------------------------------------------
    Total investment income                    26,845,468
---------------------------------------------------------

EXPENSES:

Advisory fees                                   3,944,924
---------------------------------------------------------
Administrative services fees                       45,792
---------------------------------------------------------
Custodian fees                                     87,617
---------------------------------------------------------
Distribution fees-Class A                       1,073,499
---------------------------------------------------------
Distribution fees-Class B                       3,060,387
---------------------------------------------------------
Distribution fees-Class C                         163,548
---------------------------------------------------------
Trustees' fees                                      6,731
---------------------------------------------------------
Transfer agent fees-Class A                       650,846
---------------------------------------------------------
Transfer agent fees-Class B                       485,424
---------------------------------------------------------
Transfer agent fees-Class C                        25,392
---------------------------------------------------------
Other                                             299,838
---------------------------------------------------------
    Total expenses                              9,843,998
---------------------------------------------------------
Less: Expenses paid indirectly                    (17,819)
---------------------------------------------------------
    Net expenses                                9,826,179
---------------------------------------------------------
Net investment income                          17,019,289
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                        10,670,067
---------------------------------------------------------
  Foreign currencies                             (114,023)
---------------------------------------------------------
  Forward currency contracts                      721,330
---------------------------------------------------------
  Futures contracts                             3,688,253
---------------------------------------------------------
  Option contracts                                188,653
---------------------------------------------------------
                                               15,154,280
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        85,314,636
---------------------------------------------------------
  Foreign currencies                               34,586
---------------------------------------------------------
  Forward currency contracts                      382,148
---------------------------------------------------------
  Option contracts                                (17,690)
---------------------------------------------------------
                                               85,713,680
---------------------------------------------------------
    Net gain from investment securities,
       foreign currencies, futures and
       option contracts                       100,867,960
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $117,887,249
=========================================================

                                                                              17
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                 JUNE 30,       DECEMBER 31,
                                                                   1998             1997
                                                              --------------   --------------
OPERATIONS:

  Net investment income                                       $   17,019,289   $   19,016,014
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                      15,154,280       34,831,453
---------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts              85,713,680      134,939,011
---------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         117,887,249      188,786,478
---------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (9,271,583)     (12,472,168)
---------------------------------------------------------------------------------------------
  Class B                                                         (4,305,044)      (5,631,570)
---------------------------------------------------------------------------------------------
  Class C                                                           (284,016)         (29,666)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                                 --      (19,245,568)
---------------------------------------------------------------------------------------------
  Class B                                                                 --      (13,549,718)
---------------------------------------------------------------------------------------------
  Class C                                                                 --         (198,011)
---------------------------------------------------------------------------------------------
Net equalization credits                                                  --        8,681,162
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        265,938,260      260,376,777
---------------------------------------------------------------------------------------------
  Class B                                                        212,929,158      192,163,146
---------------------------------------------------------------------------------------------
  Class C                                                         59,836,289        9,380,380
---------------------------------------------------------------------------------------------
    Net increase in net assets                                   642,730,313      608,261,242
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          1,179,532,236      571,270,994
---------------------------------------------------------------------------------------------
  End of period                                               $1,822,262,549   $1,179,532,236
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,515,417,683   $  958,373,243
---------------------------------------------------------------------------------------------
  Undistributed net investment income                              4,841,266       20,023,353
---------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                     20,111,337        4,957,057
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                     281,892,263      196,178,583
---------------------------------------------------------------------------------------------
                                                              $1,822,262,549   $1,179,532,236
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1998
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve as high a total return to investors as possible, consistent with preservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Equalization -- The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. Effective January 1, 1998, the Fund discontinued equalization accounting and reclassified the cumulative equalization credits of $18,340,733 from undistributed net investment income to paid-in capital. This change had no effect on the net assets, the results of operations or the net asset value per share of the Fund.
F. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
G. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Outstanding forward currency contracts at June 30, 1998 were as follows:

                         CONTRACT TO                           UNREALIZED
    SETTLEMENT   ---------------------------                  APPRECIATION
       DATE         DELIVER        RECEIVE        VALUE      (DEPRECIATION)
    ----------   -------------   -----------   -----------   --------------
    08/04/98     AUD 6,170,000   $ 4,023,457   $ 3,833,853      $189,604
    09/22/98     AUD 5,030,000     3,052,204     3,127,151       (74,947)
    07/27/98     GBP 1,800,000     2,983,320     3,002,724       (19,404)
    08/04/98     NZD 9,000,000     4,959,000     4,672,087       286,913
                                 -----------   -----------      --------
                                 $15,017,981   $14,635,815      $382,166
                                 ===========   ===========      ========

I. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.
J. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at an annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $45,792 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1998, AFS was paid $611,917 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1998, the Class A, Class B and Class C shares paid AIM Distributors $1,073,499, $3,060,387 and $163,548, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $658,398 from sales of the Class A shares of the Fund during the six months ended June 30, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1998, AIM Distributors received $51,963 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1998, the Fund paid legal fees of $10,889 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $9,051 and $8,768, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $17,819 during the six months ended June 30, 1998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the six months ended June 30, 1998, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $791,711,530 and $263,205,220, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $314,621,354
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (33,139,696)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $281,481,658
=========================================================
Cost of investments for tax purposes is $1,529,361,260.

NOTE 7-CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended June 30, 1998 are summarized as follows:

                                  CALL OPTION CONTRACTS
                                 ------------------------
                                 NUMBER OF      PREMIUMS
                                 CONTRACTS      RECEIVED
                                 ---------      --------
Beginning of period                  500       $  101,622
---------------------------------------------------------
Written                            7,074        1,673,292
---------------------------------------------------------
Closed                            (3,582)        (987,685)
---------------------------------------------------------
Exercised                         (2,442)        (487,114)
---------------------------------------------------------
Expired                             (950)        (109,621)
---------------------------------------------------------
End of period                        600       $  190,494
=========================================================

Open call option contracts written at June 30, 1998 were as follows:

                                                                 JUNE 30,
                                           NUMBER                  1998       UNREALIZED
                      CONTRACT   STRIKE      OF       PREMIUM     MARKET     APPRECIATION
        ISSUE          MONTH     PRICE    CONTRACTS   RECEIVED    VALUE     (DEPRECIATION)
        -----         --------   ------   ---------   --------   --------   --------------
Walt Disney Co. (The)   July      115        400      $96,297    $ 32,500      $ 63,797
Warner-Lambert Co.      Oct.       65        200       94,197     165,000       (70,803)
                                             ---      --------   --------      --------
                                             600      $190,494   $197,500      $ (7,006)
                                             ===      ========   ========      ========

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                JUNE 30,                   DECEMBER 31,
                                  1998                         1997
                       --------------------------   --------------------------
                         SHARES        AMOUNT         SHARES        AMOUNT
                       ----------   -------------   ----------   -------------
Sold:
  Class A              13,758,982   $ 373,083,320   16,304,170   $ 379,544,296
------------------------------------------------------------------------------
  Class B               8,923,473     241,980,639    8,995,999     214,419,729
------------------------------------------------------------------------------
  Class C*              2,276,226      62,096,440      363,376       9,356,324
------------------------------------------------------------------------------
Issued as reinvestment
of dividends:
  Class A                 317,114       8,578,939    1,215,553      29,691,206
------------------------------------------------------------------------------
  Class B                 145,050       3,918,256      710,951      17,509,949
------------------------------------------------------------------------------
  Class C*                 10,014         269,718        8,636         215,490
------------------------------------------------------------------------------
Reacquired:
  Class A              (4,251,398)   (115,723,999)  (6,305,229)   (148,858,725)
------------------------------------------------------------------------------
  Class B              (1,216,586)    (32,969,737)  (1,668,675)    (39,766,532)
------------------------------------------------------------------------------
  Class C*                (92,721)     (2,529,869)      (7,321)       (191,434)
------------------------------------------------------------------------------
                       19,870,154   $ 538,703,707   19,617,460   $ 461,920,303
==============================================================================
* Class C shares commenced sales on August 4, 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during the six months ended June 30, 1998, each of the years in the four-year period ended December 31, 1997; the four months ended December 31, 1993 and the year ended August 31, 1993; for a share of Class B outstanding during the six months ended June 30, 1998, each of the years in the four-year period ended December 31, 1997 and the period October 18, 1993 (date sales commenced) through December 31, 1993 and for a share of Class C outstanding during the six months ended June 30, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997. Prior to October 15, 1993, the Fund was known as AIM Convertible Securities, Inc. and had a different investment objective.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                JUNE 30,      -----------------------------------------------------    AUGUST 31,
                                                  1998          1997         1996      1995       1994       1993         1993
                                               ----------     --------     --------   -------    -------    -------    ----------
Net asset value, beginning of period           $    25.78     $  21.84     $  19.22   $ 14.62    $ 16.10    $ 15.97     $ 12.77
---------------------------------------------  ----------     --------     --------   -------    -------    -------     -------
Income from investment operations:
 Net investment income                               0.32         0.60         0.66      0.49       0.44       0.10        0.32
---------------------------------------------  ----------     --------     --------   -------    -------    -------     -------
 Net gains (losses) on securities (both
   realized and unrealized)                          1.95         4.66         2.99      4.57      (1.31)      0.18        3.18
---------------------------------------------  ----------     --------     --------   -------    -------    -------     -------
   Total from investment operations                  2.27         5.26         3.65      5.06      (0.87)      0.28        3.50
---------------------------------------------  ----------     --------     --------   -------    -------    -------     -------
Less distributions:
 Dividends from net investment income               (0.28)       (0.55)       (0.55)    (0.46)     (0.39)     (0.15)      (0.30)
---------------------------------------------  ----------     --------     --------   -------    -------    -------     -------
 Distributions from net realized gains                 --        (0.77)       (0.48)       --      (0.22)        --          --
---------------------------------------------  ----------     --------     --------   -------    -------    -------     -------
   Total distributions                              (0.28)       (1.32)       (1.03)    (0.46)     (0.61)     (0.15)      (0.30)
---------------------------------------------  ----------     --------     --------   -------    -------    -------     -------
Net asset value, end of period                 $    27.77     $  25.78     $  21.84   $ 19.22    $ 14.62    $ 16.10     $ 15.97
=============================================  ==========     ========     ========   =======    =======    =======     =======
Total return(b)                                      8.84%       24.41%       19.25%    34.97%     (5.44)%     1.76%      27.75%
=============================================  ==========     ========     ========   =======    =======    =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,009,393     $683,633     $334,189   $92,241    $37,572    $23,520     $19,497
=============================================  ==========     ========     ========   =======    =======    =======     =======
Ratio of expenses to average net assets              0.99%(b)     0.98%        1.15%     1.43%(c)   1.25%(c)   2.17%(e)    2.07%
=============================================  ==========     ========     ========   =======    =======    =======     =======
Ratio of net investment income to average net
 assets                                              2.59%(b)     2.48%        2.97%     2.81%(d)   3.07%(d)   1.81%(e)    2.23%
=============================================  ==========     ========     ========   =======    =======    =======     =======
Portfolio turnover rate                                18%          66%          72%       77%        76%       233%        154%
=============================================  ==========     ========     ========   =======    =======    =======     =======
Average brokerage commission rate paid(f)      $   0.0526     $ 0.0570     $ 0.0558       N/A        N/A        N/A         N/A
=============================================  ==========     ========     ========   =======    =======    =======     =======

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $865,916,206.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.46% and 1.68% for 1995 and 1994, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.78% and 2.64% for 1995 and 1994, respectively.
(e)  Annualized.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                               CLASS B
                                              --------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                              JUNE 30,     -------------------------------------------------------------
                                                1998         1997          1996         1995         1994         1993
                                              --------     --------      --------      -------      -------      -------
Net asset value, beginning of period          $  25.75     $  21.83      $  19.22      $ 14.62      $ 16.11      $ 16.69
-------------------------------------------   --------     --------      --------      -------      -------      -------
Income from investment operations:
 Net investment income                            0.22         0.38          0.48         0.31         0.31         0.04
-------------------------------------------   --------     --------      --------      -------      -------      -------
 Net gains (losses) on securities (both
   realized and unrealized)                       1.95         4.68          2.99         4.61        (1.31)       (0.58)
-------------------------------------------   --------     --------      --------      -------      -------      -------
     Total from investment operations             2.17         5.06          3.47         4.92        (1.00)       (0.54)
-------------------------------------------   --------     --------      --------      -------      -------      -------
Less distributions:
 Dividends from net investment income            (0.18)       (0.37)        (0.38)       (0.32)       (0.27)       (0.04)
-------------------------------------------   --------     --------      --------      -------      -------      -------
 Distributions from net realized gains              --        (0.77)        (0.48)          --        (0.22)          --
-------------------------------------------   --------     --------      --------      -------      -------      -------
     Total distributions                         (0.18)       (1.14)        (0.86)       (0.32)       (0.49)       (0.04)
-------------------------------------------   --------     --------      --------      -------      -------      -------
Net asset value, end of period                $  27.74     $  25.75      $  21.83      $ 19.22      $ 14.62      $ 16.11
===========================================   ========     ========      ========      =======      =======      =======
Total return(b)                                   8.45%       23.42%        18.28%       33.93%       (6.23)%      (3.23)%
===========================================   ========     ========      ========      =======      =======      =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $741,876     $486,506      $237,082      $72,634      $20,245      $ 2,754
===========================================   ========     ========      ========      =======      =======      =======
Ratio of expenses to average net assets           1.74%(c)     1.79%         1.97%        2.21%(d)     1.98%(d)     2.83%(f)
===========================================   ========     ========      ========      =======      =======      =======
Ratio of net investment income to average
 net assets                                       1.83%(c)     1.67%         2.15%        2.03%(e)     2.34%(e)     1.15%(f)
===========================================   ========     ========      ========      =======      =======      =======
Portfolio turnover rate                             18%          66%           72%          77%          76%         233%
===========================================   ========     ========      ========      =======      =======      =======
Average brokerage commission rate paid(g)     $ 0.0526     $ 0.0570      $ 0.0558          N/A          N/A          N/A
===========================================   ========     ========      ========      =======      =======      =======

                                                      CLASS C
                                             --------------------------

                                             JUNE 30,      DECEMBER 31,
                                               1998            1997
                                             --------      ------------
Net asset value, beginning of period         $ 25.76         $ 25.55
-------------------------------------------  -------         -------
Income from investment operations:
 Net investment income                          0.19(a)         0.16
-------------------------------------------  -------         -------
 Net gains (losses) on securities (both
   realized and unrealized)                     1.98            1.01
-------------------------------------------  -------         -------
     Total from investment operations           2.17            1.17
-------------------------------------------  -------         -------
Less distributions:
 Dividends from net investment income          (0.18)          (0.19)
-------------------------------------------  -------         -------
 Distributions from net realized gains            --           (0.77)
-------------------------------------------  -------         -------
     Total distributions                       (0.18)          (0.96)
-------------------------------------------  -------         -------
Net asset value, end of period               $ 27.75         $ 25.76
===========================================  =======         =======
Total return(b)                                  8.44%          4.67%
===========================================  =======         =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $70,993         $ 9,394
===========================================  =======         =======
Ratio of expenses to average net assets         1.74%(c)        1.78%(f)
===========================================  =======         =======
Ratio of net investment income to average
 net assets                                     1.85%(c)        1.68%(f)
===========================================  =======         =======
Portfolio turnover rate                           18%             66%
===========================================  =======         =======
Average brokerage commission rate paid(g)    $0.0526         $0.0570
===========================================  =======         =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $617,149,824 and $32,980,761 for Class B and Class C,
     respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.23% and 2.45% for 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.01% and 1.87% for 1995 and 1994, respectively.
(f)  Annualized.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                             Trustees & Officers


BOARD OF TRUSTEES                                OFFICERS                                  OFFICE OF THE FUND
Charles T. Bauer                                 Charles T. Bauer                          11 Greenway Plaza
Chairman                                         Chairman                                  Suite 100
A I M Management Group Inc.                                                                Houston, TX 77046
                                                 Robert H. Graham
Bruce L. Crockett                                President                                 INVESTMENT ADVISOR
Director
ACE Limited;                                     John J. Arthur                            A I M Advisors, Inc.
Formerly Director, President, and                Senior Vice President and Treasurer       11 Greenway Plaza
Chief Executive Officer                                                                    Suite 100
COMSAT Corporation                               Carol F. Relihan                          Houston, TX 77046
                                                 Senior Vice President and Secretary
Owen Daly II                                                                               TRANSFER AGENT
Director                                         Gary T. Crum
Cortland Trust Inc.                              Senior Vice President                     A I M Fund Services, Inc.
                                                                                           P.O. Box 4739
Edward K. Dunn Jr.                               Dana R. Sutton                            Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;             Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                      CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and         Robert G. Alley
President, Mercantile Bankshares                 Vice President                            State Street Bank and Trust Company
                                                                                           225 Franklin Street
Jack Fields                                      Stuart W. Coco                            Boston, MA 02110
Chief Executive Officer                          Vice President
Texana Global, Inc.;                                                                       COUNSEL TO THE FUND
Formerly Member                                  Melville B. Cox
of the U.S. House of Representatives             Vice President                            Ballard Spahr
                                                                                           Andrews & Ingersoll, LLP
Carl Frischling                                  Karen Dunn Kelley                         1735 Market Street
Partner                                          Vice President                            Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel
                                                 Jonathan C. Schoolar                      COUNSEL TO THE TRUSTEES
Robert H. Graham                                 Vice President
President and Chief Executive Officer                                                      Kramer, Levin, Naftalis & Frankel
A I M Management Group Inc.                      Renee A. Friedli                          919 Third Avenue
                                                 Assistant Secretary                       New York, NY 10022
Lewis F. Pennock
Attorney                                         P. Michelle Grace                         DISTRIBUTOR
                                                 Assistant Secretary
Ian W. Robinson                                                                            A I M Distributors, Inc.
Consultant; Formerly Executive                   Jeffrey H. Kupor                          11 Greenway Plaza
Vice President and                               Assistant Secretary                       Suite 100
Chief Financial Officer                                                                    Houston, TX 77046
Bell Atlantic Management                         Nancy L. Martin
Services, Inc.                                   Assistant Secretary

Louis S. Sklar                                   Ofelia M. Mayo
Executive Vice President                         Assistant Secretary
Hines Interests
Limited Partnership                              Lisa A. Moss
                                                 Assistant Secretary

                                                 Kathleen J. Pflueger
                                                 Assistant Secretary

                                                 Samuel D. Sirko
                                                 Assistant Secretary

                                                 Stephen I. Winer
                                                 Assistant Secretary

                                                 Mary J. Benson
                                                 Assistant Treasurer


                             HOW AIM MAKES INVESTING
                                  EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds(R). The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.

o RETIREMENT PLANS. You may purchase shares of the fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o WWW.AIMFUNDS.COM. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.

                                ----------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                                for 24-hour-a-day

                              account information.

                                ----------------

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

                                         GROWTH FUNDS                             INTERNATIONAL GROWTH FUNDS

                                         AIM Aggressive Growth Fund(1)            AIM Advisor International Value Fund
                                         AIM Blue Chip Fund                       AIM Asian Growth Fund
                                         AIM Capital Development Fund             AIM Developing Markets Fund(2)
                                         AIM Constellation Fund                   AIM Emerging Markets Fund(2)
                                         AIM Mid Cap Growth Fund(2)               AIM Europe Growth Fund(2)
       [PHOTO OF                         AIM Select Growth Fund(3)                AIM European Development Fund
   11 GREENWAY PLAZA                     AIM Small Cap Equity Fund(2)             AIM International Equity Fund
    APPEARS HERE]                        AIM Small Cap Opportunities Fund         AIM International Growth Fund(2)
                                         AIM Value Fund                           AIM Japan Growth Fund(2)
                                         AIM Weingarten Fund                      AIM Latin American Growth Fund(2)
                                                                                  AIM New Pacific Growth Fund(2)
                                         GROWTH & INCOME FUNDS
                                                                                  GLOBAL GROWTH FUNDS
                                         AIM Advisor Flex Fund
                                         AIM Advisor Large Cap Value Fund         AIM Global Aggressive Growth Fund
                                         AIM Advisor MultiFlex Fund               AIM Global Growth Fund
                                         AIM Advisor Real Estate Fund             AIM Worldwide Growth Fund(2)
                                         AIM America Value Fund(2)
                                         AIM Balanced Fund                        GLOBAL GROWTH & INCOME FUNDS
                                         AIM Charter Fund
                                                                                  AIM Global Growth & Income Fund(2)
                                         INCOME FUNDS                             AIM Global Utilities Fund

                                         AIM Floating Rate Fund(2)                GLOBAL INCOME FUNDS
                                         AIM High Yield Fund
                                         AIM Income Fund                          AIM Global Government Income Fund(2)
                                         AIM Intermediate Government Fund         AIM Global High Income Fund(2)
                                         AIM Limited Maturity Treasury Fund       AIM Global Income Fund
                                                                                  AIM Strategic Income Fund(2)
                                         TAX-FREE INCOME FUNDS
                                                                                  THEME FUNDS
                                         AIM High Income Municipal Fund
                                         AIM Municipal Bond Fund                  AIM Global Consumer Products and Services Fund(2)
                                         AIM Tax-Exempt Bond Fund of Connecticut  AIM Global Financial Services Fund(2)
                                         AIM Tax-Free Intermediate Fund           AIM Global Health Care Fund(2)
                                                                                  AIM Global Infrastructure Fund(2)
                                         MONEY MARKET FUNDS                       AIM Global Resources Fund(2)
                                                                                  AIM Global Telecommunications Fund(2)
                                         AIM Dollar Fund(2)                       AIM New Dimension Fund(2)
                                         AIM Money Market Fund
                                         AIM Tax-Exempt Cash Fund


(1)AIM Aggressive Growth Fund was closed to new investors on June 5, 1997.
(2)Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3)On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately $101 billion in assets for more than 5.2 million shareholders, including individual investors, corporate clients, and financial institutions, as of June 30, 1998. The AIM Family of Funds(R) is distributed nationwide, and AIM today is the ninth-largest mutual fund complex in the U.S. in assets under management, according to Strategic Insight, an independent mutual fund monitor.

     INVEST WITH DISCIPLINE-SM-